United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Six months ended 4/30/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$15.62
Income From Investment Operations:
Net investment income	0.14	[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.34)
TOTAL FROM INVESTMENT OPERATIONS	(1.20)
Less Distributions:
Distributions from net investment income	(0.15)
Distributions from net realized gain on investments and futures contracts	(4.38)
TOTAL DISTRIBUTIONS	(4.53)
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$ 9.89
Total Return [3]	(8.50)%

Ratios to Average Net Assets:
Net expenses	0.35	% [4]
Net investment income	2.68	% [4]
Expense waiver/reimbursement [5]	0.15	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$156,475
Portfolio turnover	17%

1 Per share numbers have been calculated using the average shares method.

2 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007	2006	2005	2004
$28.48		$27.36	$24.47	$22.93	$21.29

0.40	[1]	0.45	0.42	0.43	0.32
(9.67)		3.12	3.40	1.53	1.63
(9.27)		3.57	3.82	1.96	1.95

(0.40)		(0.45)	(0.41)	(0.42)	(0.31)
(3.21)		(2.00)	(0.52)	--	--
(3.61)		(2.45)	(0.93)	(0.42)	(0.31)
0.02	[2]	--	--	--	--
$15.62		$28.48	$27.36	$24.47	$22.93
(36.23	)% [2]	14.13%	15.99%	8.58%	9.21%

0.35%		0.35%	0.35%	0.35%	0.35%
1.84%		1.63%	1.63%	1.76%	1.35%
0.07%		0.03%	0.17%	0.28%	0.28%

$215,731		$651,327	$660,249	$628,948	$705,040
47%		49%	42%	30%	19%

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$15.58
Income From Investment Operations:
Net investment income	0.12	[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.34)
TOTAL FROM INVESTMENT OPERATIONS	(1.22)
Less Distributions:
Distributions from net investment income	(0.13)
Distributions from net realized gain on investments and futures contracts	(4.38)
TOTAL DISTRIBUTIONS	(4.51)
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$ 9.85
Total Return [3]	(8.65)%

Ratios to Average Net Assets:
Net expenses	0.65	% [4]
Net investment income	2.35	% [4]
Expense waiver/reimbursement [5]	0.45	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$198,179
Portfolio turnover	17%

1 Per share numbers have been calculated using the average shares method.

2 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007	2006	2005	2004
$28.41		$27.30	$24.42	$22.88	$21.24

0.33	[1]	0.35	0.34	0.35	0.23
(9.64)		3.12	3.40	1.54	1.65
(9.31)		3.47	3.74	1.89	1.88

(0.33)		(0.36)	(0.34)	(0.35)	(0.24)
(3.21)		(2.00)	(0.52)	--	--
(3.54)		(2.36)	(0.86)	(0.35)	(0.24)
0.02	[2]	--	--	--	--
$15.58		$28.41	$27.30	$24.42	$22.88
(36.41	)% [2]	13.78%	15.63%	8.27%	8.89%

0.65%		0.65%	0.65%	0.65%	0.65%
1.54%		1.33%	1.34%	1.45%	1.05%
0.32%		0.29%	0.29%	0.29%	0.28%

$235,167		$490,722	$526,622	$526,555	$556,243
47%		49%	42%	30%	19%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$15.53
Income From Investment Operations:
Net investment income	0.08	[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.34)
TOTAL FROM INVESTMENT OPERATIONS	(1.26)
Less Distributions:
Distributions from net investment income	(0.09)
Distributions from net realized gain on investments and futures contracts	(4.38)
TOTAL DISTRIBUTIONS	(4.47)
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$ 9.80
Total Return [3]	(9.02)%

Ratios to Average Net Assets:
Net expenses	1.44	% [4]
Net investment income	1.57	% [4]
Expense waiver/reimbursement [5]	0.12	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,954
Portfolio turnover	17%

1 Per share numbers have been calculated using the average shares method.

2 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007	2006	2005	2004
$28.32		$27.23	$24.35	$22.81	$21.18

0.17	[1]	0.15	0.15	0.17	0.07
(9.60)		3.10	3.41	1.55	1.64
(9.43)		3.25	3.56	1.72	1.71

(0.17)		(0.16)	(0.16)	(0.18)	(0.08)
(3.21)		(2.00)	(0.52)	--	--
(3.38)		(2.16)	(0.68)	(0.18)	(0.08)
0.02	[2]	--	--	--	--
$15.53		$28.32	$27.23	$24.35	$22.81
(36.87	)% [2]	12.91%	14.86%	7.55%	8.07%

1.41%		1.40%	1.35%	1.32%	1.41%
0.78%		0.59%	0.64%	0.80%	0.29%
0.05%		0.02%	0.02%	0.02%	0.01%

$35,288		$75,531	$78,043	$86,361	$102,614
47%		49%	42%	30%	19%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$15.58
Income From Investment Operations:
Net investment income	0.09	[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(1.33)
TOTAL FROM INVESTMENT OPERATIONS	(1.24)
Less Distributions:
Distributions from net investment income	(0.11)
Distributions from net realized gain on investments and futures contracts	(4.38)
TOTAL DISTRIBUTIONS	(4.49)
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$ 9.85
Total Return [3]	(8.86)%

Ratios to Average Net Assets:
Net expenses	1.10	% [5]
Net investment income	1.87	% [5]
Expense waiver/reimbursement [6]	0.11	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,226
Portfolio turnover	17%

1 Per share numbers have been calculated using the average shares method.

2 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Manager, which had an impact of 0.05% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007	2006	2005	2004
$28.41		$27.30	$24.43	$22.90	$21.27

0.24	[1]	0.23	0.22	0.24	0.14
(9.65)		3.13	3.41	1.53	1.65
(9.41)		3.36	3.63	1.77	1.79

(0.23)		(0.25)	(0.24)	(0.24)	(0.16)
(3.21)		(2.00)	(0.52)	--	--
(3.44)		(2.25)	(0.76)	(0.24)	(0.16)
0.02	[2]	--	--	--	--
$15.58		$28.41	$27.30	$24.43	$22.90
(36.72	)% [2]	13.29%	15.14%	7.75%	8.42	% [4]

1.10%		1.10%	1.10%	1.10%	1.10%
1.11%		0.88%	0.85%	0.96%	0.60%
0.05%		0.02%	0.02%	0.02%	0.01%

$21,739		$73,702	$76,756	$39,617	$31,940
47%		49%	42%	30%	19%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 915.00	$1.66
Institutional Service Shares	$1,000	$ 913.50	$3.08
Class C Shares	$1,000	$ 909.80	$6.82
Class K Shares	$1,000	$ 911.40	$5.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.06	$1.76
Institutional Service Shares	$1,000	$1,021.57	$3.26
Class C Shares	$1,000	$1,017.65	$7.20
Class K Shares	$1,000	$1,019.34	$5.51

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.65%
Class C Shares	1.44%
Class K Shares	1.10%

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Information Technology	17.6%
Health Care	13.5%
Energy	12.4%
Financials	11.9%
Consumer Staples	11.7%
Industrials	10.2%
Consumer Discretionary	9.3%
Utilities	3.8%
Telecommunication Services	3.7%
Materials	3.3%
Other Securities [2]	0.2%
Derivative Contracts [3]	0.4%
Cash Equivalents [4]	2.4%
Other Assets and Liabilities - Net [5]	(0.4)%
TOTAL [6]	100.0%

1 Except for Other Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 Other Securities include an Exchange-Traded Fund.

3 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

6 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.2%.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.4% [1]
		Consumer Discretionary--9.3%
3,300		Abercrombie & Fitch Co., Class A	$89,298
18,200	[2]	Amazon.com, Inc.	1,465,464
4,700	[2]	Apollo Group, Inc., Class A	295,865
5,796	[2]	AutoNation, Inc.	102,647
1,630	[2]	AutoZone, Inc.	271,216
11,714	[2]	Bed Bath & Beyond, Inc.	356,340
17,660		Best Buy Co., Inc.	677,791
3,521	[2]	Big Lots, Inc.	97,320
2,641		Black & Decker Corp.	106,432
17,686		Block (H&R), Inc.	267,766
39,029		CBS Corp. (New), Class B	274,764
20,807		Carnival Corp.	559,292
4,386		Centex Corp.	47,983
15,100	[2]	Coach, Inc.	369,950
150,528		Comcast Corp., Class A	2,327,163
24,800		D.R. Horton, Inc.	323,640
28,900	[2]	DIRECTV Group, Inc.	714,697
5,882		Darden Restaurants, Inc.	217,458
11,705		Eastman Kodak Co.	35,700
13,700	[2]	Expedia, Inc.	186,457
6,960		Family Dollar Stores, Inc.	231,002
138,747	[2]	Ford Motor Co.	829,707
6,949		Fortune Brands, Inc.	273,165
7,700	[2]	GameStop Corp.	232,232
9,880		Gannett Co., Inc.	38,631
20,980		Gap (The), Inc.	326,029
22,625	[2]	General Motors Corp.	43,440
8,667		Genuine Parts Co.	294,331
10,508	[2]	Goodyear Tire & Rubber Co.	115,483
10,920		Harley Davidson, Inc.	241,987
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
2,500		Harman International Industries, Inc.	$45,475
6,714		Hasbro, Inc.	178,995
96,629		Home Depot, Inc.	2,543,275
16,236		International Game Technology	200,515
25,467	[2]	Interpublic Group Cos., Inc.	159,423
33,518		Johnson Controls, Inc.	637,177
3,292		KB HOME	59,486
19,205	[2]	Kohl's Corp.	870,947
19,951		Leggett and Platt, Inc.	286,496
4,981		Lennar Corp., Class A	48,515
27,298		Limited Brands, Inc.	311,743
75,034		Lowe's Cos., Inc.	1,613,231
20,842		Macy's, Inc.	285,119
17,646		Marriott International, Inc., Class A	415,740
16,561		Mattel, Inc.	247,753
58,093		McDonald's Corp.	3,095,776
15,414		McGraw-Hill Cos., Inc.	464,732
1,559		Meredith Corp.	39,100
5,105		New York Times Co., Class A	27,465
12,110		Newell Rubbermaid, Inc.	126,549
118,554		News Corp., Inc.	979,256
19,070		Nike, Inc., Class B	1,000,603
6,260		Nordstrom, Inc.	141,664
6,000	[2]	O'Reilly Automotive, Inc.	233,100
27,853	[2]	Office Depot, Inc.	72,139
14,752		Omnicom Group, Inc.	464,245
9,690		Penney (J.C.) Co., Inc.	297,386
2,200		Polo Ralph Lauren Corp., Class A	118,448
9,284		Pulte Homes, Inc.	106,859
5,685		RadioShack Corp.	80,045
10,600		Scripps Networks Interactive	290,864
2,437	[2]	Sears Holdings Corp.	152,239
4,123		Sherwin-Williams Co.	233,527
3,103		Snap-On, Inc.	105,254
3,413		Stanley Works	129,796
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Discretionary--continued
33,890		Staples, Inc.	$698,812
34,768	[2]	Starbucks Corp.	502,745
7,133		Starwood Hotels & Resorts Worldwide, Inc.	148,794
21,342		TJX Cos., Inc.	596,936
37,813		Target Corp.	1,560,164
4,796		Tiffany & Co.	138,796
17,353		Time Warner Cable, Inc.	559,287
69,725		Time Warner, Inc.	1,522,097
3,930		V.F. Corp.	232,931
40,021	[2]	Viacom, Inc., Class B	770,004
99,534		Walt Disney Co.	2,179,795
320		Washington Post Co., Class B	133,949
2,940		Whirlpool Corp.	132,770
7,612		Wyndham Worldwide Corp.	88,908
2,700	[2]	Wynn Resorts Ltd.	105,921
21,880		Yum! Brands, Inc.	729,698
		TOTAL	37,577,794
		Consumer Staples--11.7%
116,898		Altria Group, Inc.	1,908,944
39,794		Archer-Daniels-Midland Co.	979,728
17,436		Avon Products, Inc.	396,843
4,275		Brown-Forman Corp., Class B	198,787
77,616		CVS Caremark Corp.	2,466,636
9,223		Campbell Soup Co.	237,216
5,573		Clorox Corp.	312,367
14,837		Coca-Cola Enterprises, Inc.	253,119
20,940		Colgate-Palmolive Co.	1,235,460
18,004		ConAgra Foods, Inc.	318,671
8,400	[2]	Constellation Brands, Inc., Class A	97,356
26,804		Costco Wholesale Corp.	1,302,674
15,200	[2]	Dean Foods Co.	314,640
11,600	[2]	Dr. Pepper Snapple Group, Inc.	240,236
5,000		Estee Lauder Cos., Inc., Class A	149,500
13,755		General Mills, Inc.	697,241
14,262		H.J. Heinz Co.	490,898
Shares			Value
		COMMON STOCKS--continued [1]
		Consumer Staples--continued
14,922		Hershey Foods Corp.	$539,281
3,000		Hormel Foods Corp.	93,870
11,307		Kellogg Co.	476,138
20,086		Kimberly-Clark Corp.	987,026
77,491		Kraft Foods, Inc., Class A	1,813,289
33,321		Kroger Co.	720,400
12,300	[2]	Lorillard, Inc.	776,499
5,600		McCormick & Co., Inc.	164,920
13,104		Molson Coors Brewing Co., Class B	501,228
80,045		PepsiCo, Inc.	3,983,039
105,898		Philip Morris International, Inc.	3,833,508
153,164		Procter & Gamble Co.	7,572,428
7,400		Reynolds American, Inc.	281,052
9,320		SUPERVALU, Inc.	152,382
19,623		Safeway Inc.	387,554
31,987		Sara Lee Corp.	266,132
4,704		Smucker (J.M.) Co.	185,338
39,972		Sysco Corp.	932,547
104,582		The Coca-Cola Co.	4,502,255
7,224		The Pepsi Bottling Group, Inc.	225,894
13,100		Tyson Foods, Inc., Class A	138,074
121,280		Wal-Mart Stores, Inc.	6,112,512
41,396		Walgreen Co.	1,301,076
6,100	[2]	Whole Foods Market, Inc.	126,453
		TOTAL	47,673,211
		Energy--12.4%
27,920		Anadarko Petroleum Corp.	1,202,235
16,372		Apache Corp.	1,192,864
12,900		BJ Services Co.	179,181
14,581		Baker Hughes, Inc.	518,792
8,000		CONSOL Energy, Inc.	250,240
4,500		Cabot Oil & Gas Corp., Class A	135,855
10,900	[2]	Cameron International Corp.	278,822
23,200		Chesapeake Energy Corp.	457,272
103,941		Chevron Corp.	6,870,500
82,840		ConocoPhillips	3,396,440
Shares			Value
		COMMON STOCKS--continued [1]
		Energy--continued
10,700	[2]	Denbury Resources, Inc.	$174,196
23,836		Devon Energy Corp.	1,235,897
5,640		Diamond Offshore Drilling, Inc.	408,392
6,200		ENSCO International, Inc.	175,336
12,206		EOG Resources, Inc.	774,837
32,339		El Paso Corp.	223,139
261,215		Exxon Mobil Corp.	17,415,204
44,396		Halliburton Co.	897,687
15,964		Hess Corp.	874,668
36,484		Marathon Oil Corp.	1,083,575
3,700		Massey Energy Co.	58,867
10,200		Murphy Oil Corp.	486,642
12,780	[2]	Nabors Industries Ltd.	194,384
26,748	[2]	National-Oilwell, Inc.	809,929
5,920		Noble Corp.	161,794
10,100		Noble Energy, Inc.	573,175
46,250		Occidental Petroleum Corp.	2,603,413
18,450		Peabody Energy Corp.	486,896
5,200		Pioneer Natural Resources, Inc.	120,224
7		Precision Drilling Trust	33
6,800		Range Resources Corp.	271,796
4,952		Rowan Cos., Inc.	77,301
62,812		Schlumberger Ltd.	3,077,160
10,200		Smith International, Inc.	263,670
14,700	[2]	Southwestern Energy Co.	527,142
26,562		Spectra Energy Corp.	385,149
10,540		Sunoco, Inc.	279,415
14,900		Tesoro Petroleum Corp.	227,225
32,457		Valero Energy Corp.	643,947
27,761		Williams Cos., Inc.	391,430
24,058		XTO Energy, Inc.	833,850
		TOTAL	50,218,574
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--11.9%
12,674		AON Corp.	$534,843
29,182		Aflac, Inc.	843,068
27,425		Allstate Corp.	639,825
58,895		American Express Co.	1,485,332
142,232		American International Group, Inc.	196,280
9,539		Ameriprise Financial, Inc.	251,353
5,157		Apartment Investment & Management Co., Class A	37,646
6,400		Assurant, Inc.	156,416
3,097		Avalonbay Communities, Inc.	175,941
26,385		BB&T Corp.	615,826
333,891		Bank of America Corp.	2,981,647
61,172		Bank of New York Mellon Corp.	1,558,663
5,300		Boston Properties, Inc.	261,926
8,000	[2]	CB Richard Ellis Services, Inc.	60,000
12,880		CIT Group, Inc.	28,594
3,565		CME Group, Inc.	789,113
21,813		Capital One Financial Corp.	365,150
16,690		Chubb Corp.	650,076
7,095		Cincinnati Financial Corp.	169,925
231,819		Citigroup, Inc.	707,048
6,523		Comerica, Inc.	136,853
39,978		Discover Financial Services	325,021
42,100	[2]	E*Trade Group, Inc.	60,203
15,100		Equity Residential Properties Trust	345,639
4,700		Federated Investors, Inc.	107,536
30,907		Fifth Third Bancorp	126,719
22,474	[2]	First Horizon National Corp.	258,676
8,125		Franklin Resources, Inc.	491,400
27,700		Genworth Financial, Inc., Class A	65,372
26,610		Goldman Sachs Group, Inc.	3,419,385
11,200		HCP, Inc.	245,840
20,570		Hartford Financial Services Group, Inc.	235,938
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
4,400		Health Care REIT, Inc.	$149,908
35,300		Host Marriott Corp.	271,457
26,100		Hudson City Bancorp, Inc.	327,816
15,909		Huntington Bancshares, Inc.	44,386
3,500	[2]	InterContinentalExchange, Inc.	306,600
30,600		Invesco Ltd.	450,432
196,076		JPMorgan Chase & Co.	6,470,508
11,792		Janus Capital Group, Inc.	118,274
31,079		KeyCorp	191,136
13,101		Kimco Realty Corp.	157,474
5,500		Legg Mason, Inc.	110,385
7,900		Leucadia National Corp.	167,717
14,677		Lincoln National Corp.	164,969
17,247		Loews Corp.	429,278
3,400		M&T Bank Corp.	178,330
8,531	[2]	MBIA Insurance Corp.	40,352
27,210		Marsh & McLennan Cos., Inc.	573,859
11,298		Marshall & Ilsley Corp.	65,302
47,541		MetLife, Inc.	1,414,345
9,234		Moody's Corp.	272,588
62,156		Morgan Stanley	1,469,368
5,900	[2]	NASDAQ Stock Market, Inc.	113,457
14,700		NYSE Euronext	340,599
11,469		Northern Trust Corp.	623,455
22,353		PNC Financial Services Group	887,414
17,300		People's United Financial, Inc.	270,226
6,900		Plum Creek Timber Co., Inc.	238,188
13,200		Principal Financial Group	215,688
36,100		Progressive Corp., OH	551,608
22,000		Prologis	200,420
26,300		Prudential Financial, Inc.	759,544
7,200		Public Storage, Inc.	481,392
36,543		Regions Financial Corp.	164,078
20,340	[2]	SLM Corp.	98,242
Shares			Value
		COMMON STOCKS--continued [1]
		Financials--continued
49,386		Schwab (Charles) Corp.	$912,653
12,903		Simon Property Group, Inc.	665,795
21,723		State Street Corp.	741,406
19,991		SunTrust Banks, Inc.	288,670
14,808		T. Rowe Price Group, Inc.	570,404
30,049		The Travelers Cos., Inc.	1,236,216
10,637		Torchmark Corp.	311,983
93,363		U.S. Bancorp	1,701,074
15,353		Unum Group	250,868
6,400		Ventas, Inc.	183,296
7,021		Vornado Realty Trust	343,257
219,647		Wells Fargo & Co.	4,395,136
14,236		XL Capital Ltd., Class A	135,384
4,772		Zions Bancorp	52,158
		TOTAL	48,434,349
		Health Care--13.5%
79,341		Abbott Laboratories	3,320,421
30,004		Aetna, Inc.	660,388
15,542		Allergan, Inc.	725,190
8,284		AmerisourceBergen Corp.	278,674
54,297	[2]	Amgen, Inc.	2,631,776
8,304		Bard (C.R.), Inc.	594,816
36,624		Baxter International, Inc.	1,776,264
11,828		Becton, Dickinson & Co.	715,357
15,934	[2]	Biogen Idec, Inc.	770,250
64,345	[2]	Boston Scientific Corp.	541,141
113,325		Bristol-Myers Squibb Co.	2,175,840
12,110		CIGNA Corp.	238,688
19,708		Cardinal Health, Inc.	665,933
23,701	[2]	Celgene Corp.	1,012,507
2,700	[2]	Cephalon, Inc.	177,147
6,400	[2]	Coventry Health Care, Inc.	101,824
24,147		Covidien Ltd.	796,368
4,500	[2]	DaVita, Inc.	208,665
6,200		Dentsply International, Inc.	177,444
Shares			Value
		COMMON STOCKS--continued [1]
		Health Care--continued
55,166		Eli Lilly & Co.	$1,816,065
12,100	[2]	Express Scripts, Inc., Class A	774,037
14,176	[2]	Forest Laboratories, Inc., Class A	307,477
11,200	[2]	Genzyme Corp.	597,296
43,428	[2]	Gilead Sciences, Inc.	1,989,002
7,344	[2]	Hospira, Inc.	241,397
13,831	[2]	Humana, Inc.	398,056
7,873		IMS Health, Inc.	98,885
1,564	[2]	Intuitive Surgical, Inc.	224,794
148,844		Johnson & Johnson	7,793,472
10,684	[2]	King Pharmaceuticals, Inc.	84,190
4,500	[2]	Laboratory Corp. of America Holdings	288,675
7,501		Life Technologies, Inc.	279,787
14,566		McKesson HBOC, Inc.	538,942
30,678	[2]	Medco Health Solutions, Inc.	1,336,027
47,183		Medtronic, Inc.	1,509,856
109,320		Merck & Co., Inc.	2,649,917
2,377	[2]	Millipore Corp.	140,481
25,410	[2]	Mylan Laboratories, Inc.	336,683
4,000	[2]	Patterson Cos., Inc.	81,840
5,207		PerkinElmer, Inc.	75,866
348,809		Pfizer, Inc.	4,660,088
6,792		Quest Diagnostics, Inc.	348,633
86,680		Schering Plough Corp.	1,995,374
16,508	[2]	St. Jude Medical, Inc.	553,348
14,002		Stryker Corp.	542,017
18,005	[2]	Tenet Healthcare Corp.	40,511
22,853	[2]	Thermo Fisher Scientific Inc.	801,683
61,730		UnitedHealth Group, Inc.	1,451,890
5,500	[2]	Varian Medical Systems, Inc.	183,535
5,300	[2]	Waters Corp.	234,101
5,583	[2]	Watson Pharmaceuticals, Inc.	172,738
30,321	[2]	Wellpoint, Inc.	1,296,526
73,835		Wyeth	3,130,604
9,694	[2]	Zimmer Holdings, Inc.	426,439
		TOTAL	54,968,925
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--10.2%
34,802		3M Co.	$2,004,595
10,042		Avery Dennison Corp.	288,607
31,515		Boeing Co.	1,262,176
11,538		Burlington Northern Santa Fe Corp.	778,584
7,700		C.H. Robinson Worldwide, Inc.	409,332
17,164		CSX Corp.	507,883
25,076		Caterpillar, Inc.	892,204
14,037		Cintas Corp.	360,189
13,914		Cooper Industries Ltd., Class A	456,240
9,168		Cummins, Inc.	311,712
13,440		Danaher Corp.	785,434
17,672		Deere & Co.	729,147
9,123		Donnelley (R.R.) & Sons Co.	106,283
8,402		Dover Corp.	258,614
5,400		Dun & Bradstreet Corp.	439,560
6,624		Eaton Corp.	290,131
41,504		Emerson Electric Co.	1,412,796
5,616		Equifax, Inc.	163,763
17,000		Expeditors International Washington, Inc.	590,070
5,600		Fastenal Co.	214,816
15,068		FedEx Corp.	843,205
2,200		Flowserve Corp.	149,380
12,412		Fluor Corp.	470,042
24,416		General Dynamics Corp.	1,261,575
514,736		General Electric Co.	6,511,410
10,890		Goodrich (B.F.) Co.	482,209
2,847		Grainger (W.W.), Inc.	238,806
36,518		Honeywell International, Inc.	1,139,727
14,992		ITT Corp.	614,822
21,518		Illinois Tool Works, Inc.	705,790
17,257		Ingersoll-Rand Co. Ltd., Class A	375,685
7,600	[2]	Iron Mountain, Inc.	216,524
7,000	[2]	Jacobs Engineering Group, Inc.	266,280
5,775		L-3 Communications Holdings, Inc.	439,766
13,788		Lockheed Martin Corp.	1,082,772
5,700		Manitowoc, Inc.	33,915
Shares			Value
		COMMON STOCKS--continued [1]
		Industrials--continued
32,136		Masco Corp.	$284,725
5,368	[2]	Monster Worldwide, Inc.	74,078
15,253		Norfolk Southern Corp.	544,227
21,900		Northrop Grumman Corp.	1,058,865
14,816		PACCAR, Inc.	525,079
5,189		Pall Corp.	137,041
7,045		Parker-Hannifin Corp.	319,491
19,603		Pitney Bowes, Inc.	481,058
6,900		Precision Castparts Corp.	516,534
26,055		Raytheon Co.	1,178,468
13,999		Republic Services, Inc.	293,979
15,294		Robert Half International, Inc.	367,362
6,543		Rockwell Automation, Inc.	206,693
7,043		Rockwell Collins	270,099
2,486		Ryder System, Inc.	68,837
29,846		Southwest Airlines Co.	208,325
4,600	[2]	Stericycle, Inc.	216,568
10,860		Textron Inc.	116,528
6,960		Tyco International Ltd.	165,370
26,030		Union Pacific Corp.	1,279,114
51,240		United Parcel Service, Inc.	2,681,902
47,822		United Technologies Corp.	2,335,626
32,424		Waste Management, Inc.	864,748
		TOTAL	41,288,761
		Information Technology--17.6%
28,410	[2]	Adobe Systems, Inc.	777,014
26,334	[2]	Advanced Micro Devices, Inc.	95,066
5,340	[2]	Affiliated Computer Services, Inc., Class A	258,349
20,972	[2]	Agilent Technologies, Inc.	382,949
7,400	[2]	Akamai Technologies, Inc.	162,948
11,639		Altera Corp.	189,832
8,100		Amphenol Corp., Class A	274,104
11,924		Analog Devices, Inc.	253,743
47,658	[2]	Apple, Inc.	5,996,806
64,110		Applied Materials, Inc.	782,783
13,720	[2]	Autodesk, Inc.	273,577
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
20,915		Automatic Data Processing, Inc.	$736,208
15,324	[2]	BMC Software, Inc.	531,283
28,366	[2]	Broadcom Corp.	657,808
15,868		CA, Inc.	273,723
3,907	[2]	CIENA Corp.	46,689
308,128	[2,3]	Cisco Systems, Inc.	5,953,033
8,130	[2]	Citrix Systems, Inc.	231,949
12,700	[2]	Cognizant Technology Solutions Corp.	314,833
8,041	[2]	Computer Sciences Corp.	297,195
14,770	[2]	Compuware Corp.	110,480
5,325	[2]	Convergys Corp.	53,836
66,300		Corning, Inc.	969,306
103,469	[2]	Dell, Inc.	1,202,310
118,885	[2]	EMC Corp. Mass	1,489,629
13,100	[2]	Electronic Arts, Inc.	266,585
5,900	[2]	FLIR Systems, Inc.	130,862
18,400		Fidelity National Information Services, Inc.	328,440
13,767	[2]	Fiserv, Inc.	513,784
11,642	[2]	Google Inc.	4,609,883
12,167		Harris Corp.	372,067
123,947		Hewlett-Packard Co.	4,459,613
72,338		IBM Corp.	7,466,005
294,180		Intel Corp.	4,642,160
14,130	[2]	Intuit, Inc.	326,827
17,692	[2]	JDS Uniphase Corp.	81,560
28,285		Jabil Circuit, Inc.	229,109
25,300	[2]	Juniper Networks, Inc.	547,745
6,725		KLA-Tencor Corp.	186,552
27,914	[2]	LSI Logic Corp.	107,190
7,218	[2]	Lexmark International Group, Class A	141,617
8,714		Linear Technology Corp.	189,791
9,800	[2]	MEMC Electronic Materials, Inc.	158,760
3,013		Mastercard, Inc.	552,735
7,000	[2]	McAfee, Inc.	262,780
8,000		Microchip Technology, Inc.	184,000
Shares			Value
		COMMON STOCKS--continued [1]
		Information Technology--continued
32,998	[2]	Micron Technology, Inc.	$161,030
372,589		Microsoft Corp.	7,548,653
6,181		Molex, Inc.	103,037
97,621		Motorola, Inc.	539,844
22,150	[2]	NVIDIA Corp.	254,282
8,514		National Semiconductor Corp.	105,318
14,661	[2]	NetApp, Inc.	268,296
14,923	[2]	Novell, Inc.	56,110
4,321	[2]	Novellus Systems, Inc.	78,037
203,513	[2]	Oracle Corp.	3,935,941
13,257		Paychex, Inc.	358,072
6,932	[2]	Qlogic Corp.	98,296
72,778		Qualcomm, Inc.	3,079,965
4,200	[2]	Salesforce.com, Inc.	179,802
9,800	[2]	Sandisk Corp.	154,056
44,541	[2]	Sun Microsystems, Inc.	407,996
42,580	[2]	Symantec Corp.	734,505
28,367	[2]	Tellabs, Inc.	148,643
7,832	[2]	Teradata Corp.	130,951
7,201	[2]	Teradyne, Inc.	42,774
78,591		Texas Instruments, Inc.	1,419,353
8,600		Total System Services, Inc.	107,242
19,923		Tyco Electronics Ltd.	347,457
8,400	[2]	Verisign, Inc.	172,872
30,794		Western Union Co.	515,800
40,322		Xerox Corp.	246,367
24,412		Xilinx, Inc.	498,981
74,296	[2]	Yahoo, Inc.	1,061,690
44,700	[2]	eBay, Inc.	736,209
		TOTAL	71,565,097
		Materials--3.3%
4,900	[2]	AK Steel Holding Corp.	63,749
9,832		Air Products & Chemicals, Inc.	647,929
38,648		Alcoa, Inc.	350,537
4,345		Allegheny Technologies, Inc.	142,212
Shares			Value
		COMMON STOCKS--continued [1]
		Materials--continued
9,944		Ball Corp.	$375,088
4,376		Bemis Co., Inc.	105,199
2,800		CF Industries Holdings, Inc.	201,740
57,947		Dow Chemical Co.	927,152
48,226		Du Pont (E.I.) de Nemours & Co.	1,345,505
3,196		Eastman Chemical Co.	126,817
7,006		Ecolab, Inc.	270,081
21,217		Freeport-McMoRan Copper & Gold, Inc.	904,905
3,442		International Flavors & Fragrances, Inc.	107,390
18,626		International Paper Co.	235,805
19,588		MeadWestvaco Corp.	306,748
23,194		Monsanto Co.	1,968,939
20,313		Newmont Mining Corp.	817,395
16,968		Nucor Corp.	690,428
7,000	[2]	Owens-Illinois, Inc.	170,730
7,142		PPG Industries, Inc.	314,605
13,608	[2]	Pactiv Corp.	297,471
19,290		Praxair, Inc.	1,439,227
6,850		Sealed Air Corp.	130,561
11,660		Sigma-Aldrich Corp.	511,174
3,700		Titanium Metals Corp.	25,123
11,310		United States Steel Corp.	300,281
4,506		Vulcan Materials Co.	214,260
9,220		Weyerhaeuser Co.	325,097
		TOTAL	13,316,148
		Telecommunication Services--3.7%
309,539		AT&T, Inc.	7,930,389
20,300	[2]	American Tower Systems Corp.	644,728
9,865	[2]	Centennial Communication Corp., Class A	81,584
4,130		CenturyTel, Inc.	112,130
9,420		Embarq Corp.	344,395
13,738		Frontier Communications Corp.	97,677
116,072		Qwest Communications International, Inc.	451,520
123,295	[2]	Sprint Nextel Corp.	537,566
149,854		Verizon Communications, Inc.	4,546,570
26,318		Windstream Corp.	218,439
		TOTAL	14,964,998
Shares			Value
		COMMON STOCKS--continued [1]
		Utilities--3.8%
30,039	[2]	AES Corp.	$212,376
6,643		Allegheny Energy, Inc.	172,187
11,257		Ameren Corp.	259,136
21,604		American Electric Power Co., Inc.	569,914
9,792		CMS Energy Corp.	117,700
18,414		CenterPoint Energy, Inc.	195,925
11,941		Consolidated Edison Co.	443,369
12,324		Constellation Energy Group, Inc.	296,762
14,617		DTE Energy Co.	432,225
28,814		Dominion Resources, Inc.	869,030
52,925		Duke Energy Corp.	730,894
21,954	[2]	Dynegy, Inc.	39,078
15,458		Edison International	440,708
8,782		Entergy Corp.	568,810
5,600		EQT Corp.	188,328
33,138		Exelon Corp.	1,528,656
16,982		FPL Group, Inc.	913,462
21,084		FirstEnergy Corp.	862,336
4,127		Integrys Energy Group, Inc.	108,994
2,289		NICOR, Inc.	73,568
14,680		NiSource, Inc.	161,333
6,600		Northeast Utilities Co.	138,732
18,636		PG&E Corp.	691,768
18,174		PPL Corp.	543,584
9,400		Pepco Holdings, Inc.	112,330
4,418		Pinnacle West Capital Corp.	120,965
12,007		Progress Energy, Inc.	409,679
34,738		Public Service Enterprises Group, Inc.	1,036,582
7,500		Questar Corp.	222,900
4,900		SCANA Corp.	148,078
17,241		Sempra Energy	793,431
38,186		Southern Co.	1,102,812
11,388		TECO Energy, Inc.	120,599
5,100		Wisconsin Energy Corp.	203,796
33,224		Xcel Energy, Inc.	612,651
		TOTAL	15,442,698
		TOTAL COMMON STOCKS (IDENTIFIED COST $224,367,563)	395,450,555
Shares			Value
		EXCHANGE-TRADED FUND--0.2%
9,913		SPDR Trust, Series 1 (IDENTIFIED COST $720,641)	$867,883
		PREFERRED STOCK--0.0%
		Financials--0.0%
4,090	[2]	Citigroup, Inc. Pfd., $3.25 Annual Dividend (IDENTIFIED COST $113,714)	129,244
		MUTUAL FUND--2.4%
9,532,555	[4,5]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	9,532,555
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $234,734,473) [6]	405,980,237
		OTHER ASSETS AND LIABILITIES - NET--(0.0)% [7]	(145,689)
		TOTAL NET ASSETS--100%	$405,834,548

At April 30, 2009, the Fund had the following outstanding futures contracts: 1

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]	S&P 500 Index Long Futures	52	$11,310,000	June 2009	$1,460,037

Unrealized Appreciation on Futures Contracts is included in "Other Assets and Liabilities - Net."

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $11,310,000 at April 30, 2009, which represents 2.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.

2 Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$405,980,237	$1,460,037
Level 2--Other Significant Observable Inputs	--	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$405,980,237	$1,460,037

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $9,532,555 of investments in an affiliated issuer (Note 5) (identified cost $234,734,473)		$405,980,237
Cash		10,876
Restricted cash		1,090,000
Income receivable		580,403
Receivable for investments sold		19,010,839
Receivable for shares sold		241,710
Receivable for daily variation margin		19,339
TOTAL ASSETS		426,933,404
Liabilities:
Payable for investments purchased	$18,826,611
Payable for shares redeemed	1,956,585
Payable for Directors'/Trustees' fees	4,757
Payable for distribution services fee (Note 5)	33,762
Payable for shareholder services fee (Note 5)	40,711
Accrued expenses	236,430
TOTAL LIABILITIES		21,098,856
Net assets for 41,169,958 shares outstanding		$405,834,548
Net Assets Consist of:
Paid-in capital		$249,641,128
Net unrealized appreciation of investments and futures contracts		172,705,801
Accumulated net realized loss on investments and futures contracts		(16,920,366)
Undistributed net investment income		407,985
TOTAL NET ASSETS		$405,834,548

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($156,475,042 ÷ 15,830,167 shares outstanding), no par value, unlimited shares authorized	$9.89
Institutional Service Shares:
Net asset value per share ($198,178,712 ÷ 20,126,727 shares outstanding), no par value, unlimited shares authorized	$9.85
Class C Shares:
Net asset value per share ($28,954,464 ÷ 2,956,031 shares outstanding), no par value, unlimited shares authorized	$9.80
Offering price per share	$9.80
Redemption proceeds per share (99.00/100 of $9.80)	$9.70
Class K Shares:
Net asset value per share ($22,226,330 ÷ 2,257,033 shares outstanding), no par value, unlimited shares authorized	$9.85

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $54,167 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $605)		$6,000,974
Interest		624
TOTAL INCOME		6,001,598
Expenses:
Management fee (Note 5)	$596,650
Custodian fees	53,097
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	71,820
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	149,513
Transfer and dividend disbursing agent fees and expenses--Class C Shares	23,481
Transfer and dividend disbursing agent fees and expenses--Class K Shares	29,995
Directors'/Trustees' fees	3,875
Auditing fees	11,158
Legal fees	3,090
Portfolio accounting fees	77,898
Distribution services fee--Institutional Service Shares (Note 5)	289,398
Distribution services fee--Class C Shares (Note 5)	106,367
Distribution services fee--Class K Shares (Note 5)	48,969
Shareholder services fee--Institutional Service Shares (Note 5)	207,289
Shareholder services fee--Class C Shares (Note 5)	31,910
Account administration fee--Institutional Service Shares	26,258
Account administration fee--Class C Shares	1,890
Share registration costs	32,098
Printing and postage	28,546
Insurance premiums	3,450
Miscellaneous	7,369
TOTAL EXPENSES	1,804,121

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(222,287)
Waiver of distribution services fee--Institutional Service Shares	(233,547)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(28,150)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(95,682)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(1,243)
TOTAL WAIVERS AND REIMBURSEMENTS		$(580,909)
Net expenses			$1,223,212
Net investment income			4,778,386
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			12,568,072
Net realized loss on futures contracts			(4,112,014)
Net change in unrealized appreciation of investments			(59,941,078)
Net change in unrealized depreciation on futures contracts			2,011,856
Net realized and unrealized loss on investments and futures contracts			(49,473,164)
Change in net assets resulting from operations			$(44,694,778)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,778,386	$14,438,481
Net realized gain on investments and futures contracts	8,456,058	137,084,455
Net change in unrealized appreciation/depreciation of investments and futures contracts	(57,929,222)	(512,670,096)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(44,694,778)	(361,147,160)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,318,219)	(7,868,030)
Institutional Service Shares	(2,684,374)	(5,849,777)
Class C Shares	(281,758)	(449,390)
Class K Shares	(223,842)	(418,450)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(56,191,382)	(72,691,091)
Institutional Service Shares	(64,280,396)	(54,906,866)
Class C Shares	(9,695,845)	(8,331,494)
Class K Shares	(6,106,130)	(8,332,561)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(141,781,946)	(158,847,659)
Share Transactions:
Proceeds from sale of shares	62,187,823	157,436,027
Net asset value of shares issued to shareholders in payment of distributions declared	125,362,147	134,279,447
Cost of shares redeemed	(103,164,783)	(555,903,328)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	84,385,187	(264,187,854)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	--	827,723
CHANGE IN NET ASSETS	(102,091,537)	(783,354,950)
Net Assets:
Beginning of period	507,926,085	1,291,281,035
End of period (including undistributed net investment income of $407,985 and $1,137,792, respectively)	$405,834,548	$507,926,085

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Composite Stock Price (S&P 500) Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Fund's Board of Trustees ("the Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2009, the Fund had a net realized loss on futures contracts of $4,112,014.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,503,574	$24,270,696	2,852,506	$60,790,283
Shares issued to shareholders in payment of distributions declared	4,398,752	45,362,382	2,607,449	58,946,340
Shares redeemed	(4,881,735)	(52,145,840)	(14,520,561)	(309,718,293)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,020,591	$17,487,238	(9,060,606)	$(189,981,670)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,743,023	$26,944,422	3,407,396	$72,248,724
Shares issued to shareholders in payment of distributions declared	6,332,372	64,998,498	2,621,868	59,048,130
Shares redeemed	(4,041,167)	(40,866,495)	(8,207,008)	(172,318,452)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,034,228	$51,076,425	(2,177,744)	$(41,021,598)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	392,095	$3,934,001	429,137	$9,170,395
Shares issued to shareholders in payment of distributions declared	850,868	8,691,975	337,163	7,576,402
Shares redeemed	(559,703)	(5,707,750)	(1,160,326)	(24,443,574)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	683,260	$6,918,226	(394,026)	$(7,696,777)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	688,943	$7,038,704	746,061	$15,226,625
Shares issued to shareholders in payment of distributions declared	614,407	6,309,292	385,689	8,708,575
Shares redeemed	(441,349)	(4,444,698)	(2,331,363)	(49,423,009)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	862,001	$8,903,298	(1,199,613)	$(25,487,809)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,600,080	$84,385,187	(12,831,989)	$(264,187,854)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $234,734,473. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $171,245,764. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $193,192,727 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,946,963.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the "Manager"). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Manager voluntarily waived $219,664 of its fee. In addition, an affiliate of the Manager reimbursed $125,075 of transfer and dividend disbursing agent fees and expenses.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $233,547 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $96,744 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $2,916 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 1.45% and 1.10%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Manager and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Manager reimbursed $2,623. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	10,875,517	44,661,912	46,004,874	9,532,555	$9,532,555	$54,167

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$68,284,692
Sales	$119,619,790

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

For the year ended October 31, 2008, the Fund received $827,723 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MAX-CAP INDEX FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that, for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E502
Cusip 31420E106
Cusip 31420E809
Cusip 31420E403

2052905 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2009	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$14.06	$25.79	$23.49	$22.19	$19.84	$18.22
Income From Investment Operations:
Net investment income	0.09	0.24	0.34	0.30	0.22	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(0.17)	(8.69)	3.37	2.48	3.09	1.75

TOTAL FROM INVESTMENT OPERATIONS	(0.08)	(8.45)	3.71	2.78	3.31	1.88

Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.35)	(0.32)	(0.19)	(0.12)
Distributions from net realized gain on investments and futures contracts	(0.23)	(3.06)	(1.06)	(1.16)	(0.77)	(0.14)

TOTAL DISTRIBUTIONS	(0.37)	(3.28)	(1.41)	(1.48)	(0.96)	(0.26)

Net Asset Value, End of Period	$13.61	$14.06	$25.79	$23.49	$22.19	$19.84

Total Return[1]	(0.26)%	(36.58)%	16.59%	12.91%	17.09%	10.38%

Ratios to Average Net Assets:

Net expenses	0.53%[2,3]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	1.57%[2]	1.13%	1.41%	1.33%	1.06%	0.69%

Expense waiver/reimbursement[4]	0.24%[2]	0.21%	0.19%	0.21%	0.20%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$616,678	$604,507	$1,257,048	$1,202,627	$889,064	$708,296

Portfolio turnover	13%	19%	17%	13%	14%	16%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratio is 0.53% for the six months ended April 30, 2009 after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period[1]

Actual	$1,000	$997.40	$2.62

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.17	$2.66

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	17.6%

Consumer Discretionary	15.2%

Industrials	14.8%

Information Technology	14.2%

Health Care	11.5%

Materials	7.0%

Energy	6.4%

Utilities	6.1%

Consumer Staples	3.9%

Telecommunication Services	0.6%

Other Securities	0.0%[2,3]

Securities Lending Collateral[4]	10.8%

Cash Equivalents[5]	2.7%

Derivative Contracts[6]	0.5%

Other Assets and Liabilities--Net[7]	(11.3)%

TOTAL[8]	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include warrants.

3 Represents less than 0.1%.

4 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).

6 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

7 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

8 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s (S&P) MidCap 400 Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is effectively 100.3%.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value

		COMMON STOCKS--97.3%[1]
		Consumer Discretionary--15.2%
40,394	[2]	99 Cents Only Stores	$433,832
81,820		Advance Auto Parts, Inc.	3,579,625
56,600	[2]	Aeropostale, Inc.	1,922,702
177,619		American Eagle Outfitters, Inc.	2,632,314
40,506		American Greetings Corp., Class A	317,972
49,309	[2]	AnnTaylor Stores Corp.	364,393
31,723		Barnes & Noble, Inc.	828,605
4,966		Blyth Industries, Inc.	218,901
26,396		Bob Evans Farms, Inc.	640,103
99,780	[3]	BorgWarner, Inc.	2,888,631
49,196	[2,3]	Boyd Gaming Corp.	452,111
87,717		Brinker International, Inc.	1,554,345
35,099		Brinks Home Security Holding	932,931
55,658		Callaway Golf Co.	420,218
189,842	[2,3]	CarMax, Inc.	2,422,384
62,820	[2,3]	Career Education Corp.	1,384,553
51,409	[2]	Cheesecake Factory, Inc.	892,974
152,760	[2]	Chicos Fas, Inc.	1,167,086
28,370	[2,3]	Chipotle Mexican Grill, Inc.	2,300,523
44,692	[2]	Coldwater Creek, Inc.	154,187
54,952	[2]	Collective Brands, Inc.	797,903
73,732	[2,3]	Corinthian Colleges, Inc.	1,135,473
53,059	[3]	DeVRY, Inc.	2,258,191
73,275	[2]	Dick’s Sporting Goods, Inc.	1,392,225
78,028	[2,3]	Dollar Tree, Inc.	3,303,705
66,347	[2]	Dreamworks Animation SKG, Inc.	1,592,991
133,435		Foot Locker, Inc.	1,586,542
120,336		Gentex Corp.	1,608,892
51,898		Guess ?, Inc.	1,351,424
80,554	[2]	Hanesbrands, Inc.	1,325,919
35,168		Harte-Hanks	290,488
27,063	[2]	ITT Educational Services, Inc.	2,727,139
23,928		International Speedway Corp., Class A	566,615
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
44,700	[2,3]	J. Crew Group, Inc.	$769,287
120,400	[2]	LKQ Corp.	2,044,392
65,409	[2,3]	Lamar Advertising Co.	1,105,412
30,115	[2,3]	Life Time Fitness, Inc.	564,957
31,718		M.D.C. Holdings, Inc.	1,084,121
42,248	[2,3]	Marvel Entertainment, Inc.	1,260,680
26,349		Matthews International Corp., Class A	825,251
48,370	[2,3]	Mohawk Industries, Inc.	2,288,385
4,846	[2,3]	NVR, Inc.	2,449,023
35,326	[2,3]	NetFlix, Inc.	1,600,621
26,400	[2,3]	Panera Bread Co.	1,478,664
109,534		PetSmart, Inc.	2,506,138
44,327		Phillips Van Heusen Corp.	1,286,813
35,270	[2]	Priceline.com, Inc.	3,424,364
37,205		Regis Corp. Minnesota	712,104
57,482	[2]	Rent-A-Center, Inc.	1,106,529
111,479		Ross Stores, Inc.	4,229,513
36,850		Ryland Group, Inc.	763,164
122,470	[2]	Saks, Inc.	638,069
23,207		Scholastic Corp.	457,874
55,962	[2]	Scientific Games Holdings Corp.	978,775
220,271		Service Corp. International	997,828
57,948		Sothebys Holdings, Inc., Class A	672,776
12,231	[3]	Strayer Education, Inc.	2,316,674
30,531		Thor Industries, Inc.	701,908
39,634	[2]	Timberland Co., Class A	643,656
110,430	[2]	Toll Brothers, Inc.	2,237,312
53,411		Tupperware Brands Corp.	1,336,877
31,401	[2,3]	Under Armour, Inc., Class A	739,180
96,930	[2,3]	Urban Outfitters, Inc.	1,889,166
40,135	[2]	Warnaco Group, Inc.	1,157,493
360,100		Wendy’s/Arby’s Group, Inc.	1,800,500
36,870		Wiley (John) & Sons, Inc., Class A	1,249,893
74,629		Williams-Sonoma, Inc.	1,044,806

		TOTAL	93,808,102

		COMMON STOCKS--continued[1]
		Consumer Staples--3.9%
73,445		Alberto-Culver Co.	$1,637,089
46,199	[2]	BJ’s Wholesale Club, Inc.	1,540,275
60,435		Church and Dwight, Inc.	3,288,268
64,170		Corn Products International, Inc.	1,533,663
50,195	[2]	Energizer Holdings, Inc.	2,876,174
67,900		Flowers Foods, Inc.	1,568,490
63,033	[2]	Hansen Natural Corp.	2,569,225
17,093		Lancaster Colony Corp.	748,673
47,235	[2]	NBTY, Inc.	1,223,859
49,320		PepsiAmericas, Inc.	1,211,792
48,700	[2]	Ralcorp Holdings, Inc.	2,783,692
33,738		Ruddick Corp.	865,717
102,324	[2,3]	Smithfield Foods, Inc.	884,079
23,168		Tootsie Roll Industries, Inc.	564,141
21,533		Universal Corp.	649,435

		TOTAL	23,944,572

		Energy--6.4%
123,064		Arch Coal, Inc.	1,719,204
31,899	[2]	Bill Barrett Corp.	828,736
71,765		Cimarex Energy Co.	1,930,479
39,600	[2,3]	Comstock Resources, Inc.	1,364,616
45,425	[2]	Encore Acquisition Co.	1,325,956
54,738	[2,3]	Exterran Holdings, Inc.	1,130,340
108,268	[2]	FMC Technologies, Inc.	3,706,014
83,648	[2]	Forest Oil Corp.	1,338,368
89,523		Frontier Oil Corp.	1,137,837
80,592	[2]	Helix Energy Solutions Group, Inc.	732,581
90,626		Helmerich & Payne, Inc.	2,793,093
76,500	[2]	Mariner Energy, Inc.	870,570
114,365	[2]	Newfield Exploration Co.	3,565,901
46,700	[2]	Oceaneering International, Inc.	2,128,119
21,447		Overseas Shipholding Group, Inc.	615,743
54,742	[2,3]	Patriot Coal Corp.	344,875
133,180		Patterson-UTI Energy, Inc.	1,692,718
102,507	[2]	Plains Exploration & Production Co.	1,934,307
		COMMON STOCKS--continued[1]
		Energy--continued
149,483	[2]	Pride International, Inc.	$3,393,264
96,304	[2,3]	Quicksilver Resources, Inc.	782,952
106,800	[2]	Southern Union Co.	1,699,188
66,734	[2]	Superior Energy Services, Inc.	1,281,960
44,390		Tidewater, Inc.	1,919,868
40,700	[2]	Unit Corp.	1,110,703

		TOTAL	39,347,392

		Financials--17.6%
117,029		AMB Property Corp.	2,234,084
34,781	[2]	Affiliated Managers Group	1,977,300
33,220		Alexandria Real Estate Equities, Inc.	1,211,866
64,700		American Financial Group, Inc.	1,137,426
113,232	[2,3]	Americredit Corp.	1,151,569
122,572		Apollo Investment Corp.	588,346
109,967		Associated Banc Corp.	1,701,189
69,387		Astoria Financial Corp.	573,137
44,321	[3]	BRE Properties, Inc., Class A	1,088,967
62,300		Bancorpsouth, Inc.	1,448,475
41,107		Bank of Hawaii Corp.	1,444,500
119,744		Berkley, W. R. Corp.	2,863,079
99,958		Brown & Brown	1,945,183
46,184		Camden Property Trust	1,252,972
42,659	[3]	Cathay Bancorp, Inc.	478,634
34,824		City National Corp.	1,274,558
177,150	[3]	Colonial BancGroup, Inc.	134,634
56,802		Commerce Bancshares, Inc.	1,880,146
44,600		Corporate Office Properties Trust	1,362,976
38,271		Cousins Properties, Inc.	323,390
51,176		Cullen Frost Bankers, Inc.	2,409,878
182,290		Duke Realty Corp.	1,780,973
99,961		Eaton Vance Corp.	2,735,933
31,024		Equity One, Inc.	461,637
23,100		Essex Property Trust, Inc.	1,466,619
52,943		Everest Re Group Ltd.	3,951,665
50,812		Federal Realty Investment Trust	2,804,822
199,146		Fidelity National Financial, Inc., Class A	3,610,517
		COMMON STOCKS--continued[1]
		Financials--continued
79,984		First American Financial Corp.	$2,245,951
126,051		First Niagara Financial Group, Inc.	1,706,730
69,769		FirstMerit Corp.	1,354,216
150,700		Fulton Financial Corp.	996,127
81,815		Gallagher (Arthur J.) & Co.	1,839,201
98,764		HCC Insurance Holdings, Inc.	2,362,435
43,993		Hanover Insurance Group, Inc.	1,318,910
54,743		Highwoods Properties, Inc.	1,313,285
34,280		Horace Mann Educators Corp.	300,978
81,354		Hospitality Properties Trust	995,773
43,700		International Bancshares Corp.	590,387
104,203	[3]	Jefferies Group, Inc.	2,039,253
29,692		Jones Lang LaSalle, Inc.	958,161
87,364		Liberty Property Trust	2,126,440
65,567	[3]	Macerich Co. (The)	1,149,390
57,538		Mack-Cali Realty Corp.	1,545,471
30,679		Mercury General Corp.	1,036,337
86,701		Nationwide Health Properties, Inc.	2,140,648
297,650		New York Community Bancorp, Inc.	3,366,422
92,200	[3]	NewAlliance Bancshares, Inc.	1,190,302
199,495		Old Republic International Corp.	1,869,268
70,900		Omega Healthcare Investors	1,114,548
21,163		PacWest Bancorp	308,345
34,079		Potlatch Corp.	1,002,263
60,171		Protective Life Corp.	515,665
83,178	[3]	Raymond James Financial, Inc.	1,305,063
67,904		Rayonier, Inc.	2,622,452
90,262		Realty Income Corp.	2,015,550
68,335		Regency Centers Corp.	2,559,146
62,500		Reinsurance Group of America	1,986,875
114,893		SEI Investments Co.	1,611,949
49,100		SL Green Realty Corp.	867,106
28,231	[2]	SVB Financial Group	586,076
42,155		StanCorp Financial Group, Inc.	1,156,312
241,961		Synovus Financial Corp.	781,534
99,231		TCF Financial Corp.	1,380,303
		COMMON STOCKS--continued[1]
		Financials--continued
42,000		Trustmark Corp.	$913,080
128,846		UDR, Inc.	1,297,479
42,805		Unitrin, Inc.	727,685
116,200	[3]	Valley National Bancorp	1,681,414
73,031		Waddell & Reed Financial, Inc., Class A	1,636,625
75,760		Washington Federal, Inc.	983,365
45,428		Webster Financial Corp. Waterbury	237,588
89,191		Weingarten Realty Investors	1,386,028
24,923		WestAmerica Bancorp.	1,336,620
58,626		Wilmington Trust Corp.	850,663

		TOTAL	108,603,894

		Health Care--11.5%
61,566	[2]	Affymetrix, Inc.	288,745
54,444		Beckman Coulter, Inc.	2,861,577
16,500	[2]	Bio Rad Laboratories, Inc., Class A	1,149,885
58,151	[2,3]	Cerner Corp.	3,128,524
58,302	[2]	Charles River Laboratories International, Inc.	1,612,050
80,310	[2]	Community Health Systems, Inc.	1,834,280
54,556	[2]	Covance, Inc.	2,142,960
48,094	[2,3]	Edwards Lifesciences Corp.	3,048,198
100,859	[2]	Endo Pharmaceuticals Holdings, Inc.	1,668,208
45,821	[2,3]	Gen-Probe, Inc.	2,206,739
213,507	[2]	Health Management Association, Class A	997,078
89,367	[2]	Health Net, Inc.	1,290,459
77,005	[2]	Henry Schein, Inc.	3,160,285
53,834		Hill-Rom Holdings, Inc.	698,765
220,870	[2,3]	Hologic, Inc.	3,282,128
51,347	[2,3]	IDEXX Laboratories, Inc.	2,017,937
60,700	[2]	Immucor, Inc.	988,803
25,843	[2]	Kindred Healthcare, Inc.	336,476
48,253	[2,3]	Kinetic Concepts, Inc.	1,194,744
46,011	[2,3]	LifePoint Hospitals, Inc.	1,189,384
64,094	[2]	Lincare Holdings, Inc.	1,546,588
41,300	[2]	Masimo Corp.	1,193,570
48,857		Medicis Pharmaceutical Corp., Class A	785,132
50,600	[2]	OSI Pharmaceuticals, Inc.	1,698,642
		COMMON STOCKS--continued[1]
		Health Care--continued
89,713		Omnicare, Inc.	$2,306,521
35,600		Owens & Minor, Inc.	1,234,608
66,882		Perrigo Co.	1,733,581
101,528		Pharmaceutical Product Development, Inc.	1,990,964
48,180	[2]	Psychiatric Solutions, Inc.	934,210
65,185	[2]	ResMed, Inc.	2,506,363
93,807	[2]	Sepracor, Inc.	1,332,997
50,729		Steris Corp.	1,222,569
32,742	[2]	Techne Corp.	1,873,497
34,194		Teleflex, Inc.	1,469,658
48,300	[2]	Thoratec Laboratories Corp.	1,403,598
19,800	[2]	United Therapeutics Corp.	1,243,638
43,530		Universal Health Services, Inc., Class B	2,193,912
72,914	[2,3]	VCA Antech, Inc.	1,824,308
70,160	[2]	Valeant Pharmaceuticals International	1,175,882
24,929	[2]	Varian, Inc.	823,156
148,922	[2,3]	Vertex Pharmaceuticals, Inc.	4,589,776
35,888	[2]	Wellcare Health Plans, Inc.	538,679

		TOTAL	70,719,074

		Industrials--14.8%
78,997	[2]	AGCO Corp.	1,919,627
91,958		AMETEK, Inc.	2,961,967
77,500	[2]	Aecom Technology Corp.	1,994,075
101,105	[2]	AirTran Holdings, Inc.	702,680
31,232	[2]	Alaska Air Group, Inc.	524,073
35,653		Alexander and Baldwin, Inc.	949,796
28,203	[2]	Alliant Techsystems, Inc.	2,246,369
85,653	[2]	BE Aerospace, Inc.	924,196
35,099		Brinks Co. (The)	995,057
64,500		Bucyrus International, Inc.	1,400,295
52,516		Carlisle Cos., Inc.	1,194,739
17,400	[2]	Clean Harbors, Inc.	871,740
39,434		Con-way, Inc.	977,174
54,530	[2]	Copart, Inc.	1,711,697
29,279		Corporate Executive Board Co.	505,941
105,273	[2]	Corrections Corp. of America	1,487,507
		COMMON STOCKS--continued[1]
		Industrials--continued
41,774		Crane Co.	$964,562
44,720		Deluxe Corp.	648,440
66,270		Donaldson Co., Inc.	2,186,247
34,578	[2]	Dycom Industries, Inc.	291,147
43,400	[2]	FTI Consulting, Inc.	2,381,792
38,341		Federal Signal Corp.	297,910
41,903		GATX Corp.	1,261,699
51,253		Graco, Inc.	1,209,058
28,327		Granite Construction, Inc.	1,117,500
38,161	[3]	HNI Corp.	591,496
70,380		Harsco Corp.	1,938,969
48,297		Hubbell, Inc., Class B	1,603,460
70,543		Hunt (J.B.) Transportation Services, Inc.	1,983,669
70,863		IDEX Corp.	1,789,291
157,824	[2]	Jet Blue Airways Corp.	778,072
88,026		Joy Global, Inc.	2,244,663
139,182		KBR, Inc.	2,174,023
78,640	[2]	Kansas City Southern Industries, Inc.	1,199,260
21,766		Kelly Services, Inc., Class A	247,262
62,956		Kennametal, Inc.	1,287,450
39,271	[2]	Korn/Ferry International	415,880
45,100		Landstar System, Inc.	1,606,011
40,500		Lennox International, Inc.	1,291,545
36,850		Lincoln Electric Holdings	1,640,931
79,560	[2]	MPS Group, Inc.	639,662
38,651		MSC Industrial Direct Co.	1,578,893
67,134		Manpower, Inc.	2,892,804
46,152		Miller Herman, Inc.	686,280
24,630		Mine Safety Appliances Co.	607,130
40,303	[2]	Navigant Consulting, Inc.	592,857
29,351		Nordson Corp.	1,064,854
64,101		OshKosh Truck Corp.	615,370
84,997		Pentair, Inc.	2,264,320
167,921	[2]	Quanta Services, Inc.	3,816,844
35,288		Rollins, Inc.	635,184
77,329		Roper Industries, Inc.	3,525,429
		COMMON STOCKS--continued[1]
		Industrials--continued
43,278		SPX Corp.	$1,998,145
71,145	[2]	Shaw Group, Inc.	2,385,492
81,700	[2]	Terex Corp.	1,127,460
46,975	[2]	Thomas & Betts Corp.	1,461,862
73,202		Timken Co.	1,177,088
68,561		Trinity Industries, Inc.	1,001,676
73,159	[2,3]	URS Corp.	3,223,386
52,466	[2]	United Rentals, Inc.	317,944
41,718		Wabtec Corp.	1,591,125
68,700	[2]	Waste Connections, Inc.	1,771,086
36,700		Watson Wyatt & Co. Holdings	1,946,935
36,693		Werner Enterprises, Inc.	599,931
47,000		Woodward Governor Co.	938,120
51,183	[2,3]	YRC Worldwide, Inc.	155,084

		TOTAL	91,132,231

		Information Technology--14.2%
342,100	[2]	3Com Corp.	1,385,505
30,062	[2]	ACI Worldwide, Inc.	519,171
83,191	[2]	ADC Telecommunications, Inc.	612,286
58,485		Acxiom Corp.	564,380
47,198		Adtran, Inc.	998,238
13,404	[2,3]	Advent Software, Inc.	445,549
50,634	[2]	Alliance Data Systems Corp.	2,120,046
77,225	[2]	Ansys, Inc.	2,132,955
102,779	[2]	Arrow Electronics, Inc.	2,337,194
382,744	[2]	Atmel Corp.	1,469,737
129,816	[2]	Avnet, Inc.	2,841,672
38,599	[2]	Avocent Corp.	557,370
121,764		Broadridge Financial Solutions	2,356,133
224,220	[2]	Cadence Design Systems, Inc.	1,251,148
60,663	[2]	CommScope, Inc.	1,522,641
76,053	[2,3]	Cree, Inc.	2,083,092
35,048	[2]	DST Systems, Inc.	1,267,686
56,943		Diebold, Inc.	1,505,003
31,955	[2]	Digital River, Inc.	1,227,711
68,569	[2]	F5 Networks, Inc.	1,869,877
		COMMON STOCKS--continued[1]
		Information Technology--continued
36,300		FactSet Research Systems	$1,945,317
41,784		Fair Isaac & Co., Inc.	702,807
106,965	[2]	Fairchild Semiconductor International, Inc., Class A	658,904
51,008	[2]	Gartner Group, Inc., Class A	689,118
69,106		Global Payments, Inc.	2,215,538
72,798		Henry Jack & Associates, Inc.	1,311,820
72,200	[2]	Hewitt Associates, Inc.	2,264,192
24,512		Imation Corp.	245,120
141,767	[2]	Ingram Micro, Inc., Class A	2,058,457
145,575	[2]	Integrated Device Technology, Inc.	790,472
62,740	[2]	International Rectifier Corp.	1,059,051
105,784		Intersil Holding Corp.	1,227,094
31,700	[2]	Itron, Inc.	1,458,200
108,132	[2,3]	Lam Research Corp.	3,014,720
72,204		Lender Processing Services	2,069,367
71,897	[2]	Macrovision Solutions Corp.	1,453,757
18,000	[2]	ManTech International Corp., Class A	651,420
79,806	[2]	Mentor Graphics Corp.	536,296
77,213	[2]	Metavante Technologies, Inc.	1,821,455
28,900	[2]	Mettler-Toledo International, Inc.	1,781,107
135,885	[2]	NCR Corp.	1,379,233
49,149		National Instruments Corp.	1,083,244
65,678	[2]	NeuStar, Inc., Class A	1,248,539
113,970	[2,3]	Palm, Inc.	1,195,545
100,069	[2]	Parametric Technology Corp.	1,115,769
40,917		Plantronics, Inc.	521,283
71,730	[2]	Polycom, Inc.	1,337,047
230,342	[2]	RF Micro Devices, Inc.	486,022
174,600	[2]	SAIC, Inc.	3,160,260
36,212	[2]	SRA International, Inc.	557,303
52,051	[2]	Semtech Corp.	750,575
39,720	[2]	Silicon Laboratories, Inc.	1,321,087
69,862	[2]	Sybase, Inc.	2,372,514
124,165	[2]	Synopsys, Inc.	2,704,314
43,094	[2]	Tech Data Corp.	1,240,676
102,935	[2,3]	Trimble Navigation Ltd.	2,206,926
		COMMON STOCKS--continued[1]
		Information Technology--continued
74,703	[2]	ValueClick, Inc.	$791,852
163,152	[2]	Vishay Intertechnology, Inc.	957,702
191,759	[2]	Western Digital Corp.	4,510,172
58,459	[2]	Wind River Systems, Inc.	428,504
53,873	[2]	Zebra Technologies Corp., Class A	1,144,801

		TOTAL	87,534,974

		Materials--7.0%
70,084		Airgas, Inc.	3,022,022
78,570		Albemarle Corp.	2,107,247
58,145		Aptargroup, Inc.	1,804,239
57,000		Ashland, Inc.	1,251,720
56,348		Cabot Corp.	822,681
37,988		Carpenter Technology Corp.	785,212
97,726		Cliffs Natural Resources, Inc.	2,253,562
98,027		Commercial Metals Corp.	1,458,642
40,599		Cytec Industries, Inc.	806,296
63,160		FMC Corp.	3,077,787
29,400		Greif, Inc., Class A	1,330,938
79,715	[2]	Louisiana-Pacific Corp.	324,440
57,928		Lubrizol Corp.	2,503,648
35,695		Martin Marietta Materials	2,999,451
16,180		Minerals Technologies, Inc.	601,734
66,252		Olin Corp.	834,775
88,192		Packaging Corp. of America	1,399,607
110,923		RPM International, Inc.	1,532,956
54,903		Reliance Steel & Aluminum Co.	1,934,233
37,771		Scotts Co.	1,275,527
41,682		Sensient Technologies Corp.	974,525
85,870		Sonoco Products Co.	2,096,087
139,270		Steel Dynamics, Inc.	1,733,912
91,808		Temple-Inland, Inc.	1,096,188
86,793	[2]	Terra Industries, Inc.	2,300,015
85,935		Valspar Corp.	2,062,440
51,615		Worthington Industries, Inc.	769,064

		TOTAL	43,158,948

		COMMON STOCKS--continued[1]
		Telecommunication Services--0.6%
193,523	[2]	Cincinnati Bell, Inc.	$539,929
44,800	[2]	Syniverse Holdings, Inc.	564,480
62,711		Telephone and Data System, Inc.	1,797,924
25,705		Telephone and Data System, Inc. -- Special Common Shares	664,217

		TOTAL	3,566,550

		Utilities--6.1%
66,094		AGL Resources, Inc.	2,060,150
95,158		Alliant Energy Corp.	2,127,733
116,425		Aqua America, Inc.	2,136,399
33,134		Black Hills Corp.	658,704
51,900		Cleco Corp.	1,094,571
99,907		DPL, Inc.	2,240,914
61,742		Energen Corp.	2,230,121
102,450		Great Plains Energy, Inc.	1,482,452
77,661		Hawaiian Electric Industries, Inc.	1,206,852
39,290		Idacorp, Inc.	941,781
158,280		MDU Resources Group, Inc.	2,780,980
92,030		NSTAR	2,890,662
201,695		NV Energy, Inc.	2,067,374
68,176		National Fuel Gas Co.	2,230,037
79,890		OGE Energy Corp.	2,053,972
90,041		ONEOK, Inc.	2,356,373
74,478		PNM Resources, Inc.	634,553
92,900		UGI Corp.	2,131,126
69,706		Vectren Corp.	1,545,382
43,006		WGL Holdings, Inc.	1,339,207
93,330		Westar Energy, Inc.	1,636,075

		TOTAL	37,845,418

		TOTAL COMMON STOCKS (IDENTIFIED COST $755,536,023)	599,661,155

		WARRANTS--0.0%
		Consumer Discretionary--0.0%
730	[2]	Krispy Kreme Doughnuts, Inc., Warrants, Expiration Date 3/2/2012 (IDENTIFIED COST $7)	$708

		MUTUAL FUND--13.5%
83,340,623	[4,5,6]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	83,340,623

		TOTAL INVESTMENTS--110.8% (IDENTIFIED COST $838,876,653)[7]	683,002,486

		OTHER ASSETS AND LIABILITIES - NET--(10.8)%[8]	(66,324,473)

		TOTAL NET ASSETS--100%	$616,678,013

At April 30, 2009, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

2S&P MidCap 400 Index Long Futures	328	$18,368,000	June 2009	$3,211,560

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities -- Net.”

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $18,368,000 at April 30, 2009, which represents 3.0% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.3%.

2 Non-income producing security.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Affiliated company.

5 7-Day net yield.

6 All or a portion of this security is held as collateral for securities lending.

7 The cost of investments for federal tax purposes amounts to $839,338,570.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 -- Quoted Prices and Investments in Mutual Funds	$683,001,778	$3,211,560

Level 2 -- Other Significant Observable Inputs	708	--

Level 3 -- Significant Unobservable Inputs	--	--

TOTAL	$683,002,486	$3,211,560

* Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $83,340,623 of investments in an affiliated issuer (Note 5) and $64,185,442 of securities loaned (identified cost $838,876,653)		$683,002,486
Cash		6,886
Restricted cash		1,605,000
Income receivable		345,125
Receivable for investments sold		6,032
Receivable for shares sold		699,162
Receivable for daily variation margin		57,141

TOTAL ASSETS		685,721,832

Liabilities:
Payable for shares redeemed	$1,995,846
Payable for Directors’/Trustees’ fees	2,337
Payable for shareholder services fee (Note 5)	70,997
Payable for collateral due to broker for securities lending	66,858,691
Accrued expenses	115,948

TOTAL LIABILITIES		69,043,819

Net assets for 45,320,039 shares outstanding		$616,678,013

Net Assets Consist of:
Paid-in capital		$802,358,583
Net unrealized depreciation of investments and futures contracts		(152,662,607)
Accumulated net realized loss on investments and futures contracts		(32,558,965)
Distributions in excess of net investment income		(458,998)

TOTAL NET ASSETS		$616,678,013

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$616,678,013 ÷ 45,320,039 shares outstanding, no par value, unlimited shares authorized		$13.61

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $161,716 received from an affiliated issuer (Note 5))			$5,081,611
Interest received from securities loaned			618,987

TOTAL INCOME			5,700,598

Expenses:
Management fee (Note 5)		$1,089,231
Custodian fees		22,123
Transfer and dividend disbursing agent fees and expenses		186,199
Directors’/Trustees’ fees		5,074
Auditing fees		11,158
Legal fees		12,103
Portfolio accounting fees		61,279
Shareholder services fee (Note 5)		652,146
Account administration fee		20,263
Share registration costs		10,851
Printing and postage		17,514
Insurance premiums		3,499
Miscellaneous		5,809

TOTAL EXPENSES		2,097,249

Waiver, Reimbursement and Expense Reduction:
Waiver/reimbursement of management fee (Note 5)	$(659,393)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(55)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(659,448)

Net expenses			1,437,801

Net investment income			4,262,797

Realized and Unrealized Gain (Loss) on Investments and Futures Contacts:
Net realized loss on investments			(17,618,878)
Net realized loss on futures contracts			(3,684,121)
Net change in unrealized depreciation of investments			11,659,532
Net change in unrealized depreciation of futures contracts			4,790,541

Net realized and unrealized loss on investments and futures contracts			(4,852,926)

Change in net assets resulting from operations			$(590,129)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,262,797	$11,382,518
Net realized gain (loss) on investments and futures contracts	(21,302,999)	104,951,085
Net change in unrealized appreciation/depreciation on investments and futures contracts	16,450,073	(497,201,431)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(590,129)	(380,867,828)

Distributions to Shareholders:
Distributions from net investment income	(6,381,798)	(10,899,808)
Distributions from net realized gain on investments and futures contracts	(10,287,049)	(147,559,483)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,668,847)	(158,459,291)

Share Transactions:
Proceeds from sale of shares	96,068,567	203,002,928
Net asset value of shares issued to shareholders in payment of distributions declared	15,190,926	147,084,843
Cost of shares redeemed	(81,829,460)	(463,302,112)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,430,033	(113,214,341)

Change in net assets	12,171,057	(652,541,460)

Net Assets:
Beginning of period	604,506,956	1,257,048,416

End of period (including undistributed (distributions in excess of) net investment income of $(458,998) and $1,660,003, respectively)	$616,678,013	$604,506,956

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2009, the Fund had a net realized loss on futures contracts of $3,684,121.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$64,185,442	$66,858,691

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2009	Year Ended 10/31/2008

Shares sold	7,895,448	10,141,014
Shares issued to shareholders in payment of distributions declared	1,224,410	7,100,270
Shares redeemed	(6,790,407)	(22,994,099)

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,329,451	(5,752,815)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $839,338,570. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $156,336,084. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,723,908 and net unrealized depreciation from investments for those securities having an excess of cost over value of $215,059,992.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund’s manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Manager voluntarily waived $632,188 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC received $2,131 of fees paid by the Fund.

Expense Limitation

The Manager and its affiliate (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.54% for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Manager and its affiliate have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Manager reimbursed $27,205. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income

Prime Value Obligations Fund, Institutional Shares	51,127,708	270,118,791	237,905,876	83,340,623	$83,340,623	$161,716

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund’s operating expenses. For the six months ended April 30, 2009, the Fund’s expenses were reduced by $55 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2009, were as follows:

Purchases	$89,510,596

Sales	$72,499,504

8. REDEMPTION IN-KIND

Sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain Fund shares on August 1, 2008. Any realized gain on securities delivered through an in-kind redemption of shares is not taxable to the Fund. The value of and realized gain on securities delivered through the in-kind redemption of Fund shares were $177,887,778 and $56,399,842, respectively.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund’s net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund’s net assets or results of operations.

Evaluation and Approval of Advisory Contract -- May 2008

FEDERATED MID-CAP INDEX FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory and subadvisory contracts at meetings held in May 2008. The Board’s decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser’s customary fee schedules was included in the materials furnished by the subadviser in connection with the Board’s review. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory and subadvisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s and subadviser’s profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated’s and/or the subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s and subadviser’s investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated’s and the subadviser’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund’s performance for the one-year period was above the median of the relevant peer group, and the Fund’s performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s and the subadviser’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that, for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E205

3042108 (6/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2009	Year Ended October 31,
		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$10.18	$17.09	$17.85	$15.58	$14.06	$12.65
Income From Investment Operations:
Net investment income	0.04 [1]	0.08	0.13 [1]	0.10 [1]	0.06 [1]	0.02
Net realized and unrealized gain (loss) on investments and futures contracts	(0.93)	(5.66)	1.20	2.81	1.48	1.40

TOTAL FROM INVESTMENT OPERATIONS	(0.89)	(5.58)	1.33	2.91	1.54	1.42

Less Distributions:
Distributions from net investment income	(0.09)	(0.11)	(0.11)	(0.03)	(0.02)	(0.01)
Distributions from net realized gain on investments and futures contracts	(0.73)	(1.22)	(1.98)	(0.61)	--	--

TOTAL DISTRIBUTIONS	(0.82)	(1.33)	(2.09)	(0.64)	(0.02)	(0.01)

Net Asset Value, End of Period	$8.47	$10.18	$17.09	$17.85	$15.58	$14.06

Total Return[2]	(8.66)%	(34.75)%	8.31%	19.24%	10.95%	11.20%[3]

Ratios to Average Net Assets:

Net expenses	0.97%[4]	0.94%	0.93%	0.91%	0.91%	0.91%

Net investment income	0.96%[4]	0.56%	0.77%	0.60%	0.40%	0.16%

Expense waiver/reimbursement[5]	0.61%[4]	0.45%	0.23%	0.29%	0.25%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$37,042	$43,185	$81,091	$88,669	$79,665	$90,937

Portfolio turnover	3%	21%	15%	22%	20%	27%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.24% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2009	Year Ended October 31,
		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$9.68	$16.35	$17.19	$15.12	$13.73	$12.47
Income From Investment Operations:
Net investment income (loss)	0.00 [1,2]	(0.05)	(0.02)[1]	(0.03)[1]	(0.06)[1]	(0.08)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.88)	(5.40)	1.16	2.71	1.45	1.34

TOTAL FROM INVESTMENT OPERATIONS	(0.88)	(5.45)	1.14	2.68	1.39	1.26

Less Distributions:
Distributions from net realized gain on investments and futures contracts	(0.73)	(1.22)	(1.98)	(0.61)	--	--

Net Asset Value, End of Period	$8.07	$9.68	$16.35	$17.19	$15.12	$13.73

Total Return[3]	(9.03)%	(35.35)%	7.39%	18.23%	10.12%	10.10%[4]

Ratios to Average Net Assets:

Net expenses	1.85%[5]	1.82%	1.81%	1.72%	1.72%	1.79%

Net investment income (loss)	0.08%[5]	(0.31)%	(0.11)%	(0.20)%	(0.41)%	(0.72)%

Expense waiver/reimbursement[6]	0.50%[5]	0.35%	0.13%	0.20%	0.15%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$10,735	$11,818	$20,968	$19,577	$14,232	$10,473

Portfolio turnover	3%	21%	15%	22%	20%	27%

1 Per share numbers have been calculated using the average shares method.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.16% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$913.40	$4.60

Class C Shares	$1,000	$909.70	$8.76

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,019.98	$4.86

Class C Shares	$1,000	$1,015.62	$9.25

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.97%

Class C Shares	1.85%

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	19.9%

Information Technology	18.3%

Industrials	15.7%

Health Care	13.8%

Consumer Discretionary	13.3%

Energy	4.3%

Consumer Staples	3.9%

Materials	3.9%

Utilities	3.9%

Telecommunication Services	1.2%

Other Securities[2,3]	0.0%

Securities Lending Collateral[4]	1.4%

Derivative Contracts[5]	0.5%

Cash Equivalents[6]	1.8%

Other Assets and Liabilities--Net[7]	(1.9)%

TOTAL8	100.0%

1 Except for Other Securities, Securities Lending Collateral, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include preferred stock and warrants.

3 Represents less than 0.1%.

4 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

5 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Securities Lending Collateral.

7 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

8 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000® Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the Russell 2000® Index is 100.2%.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value

		COMMON STOCKS--98.2%[1]
		Consumer Discretionary--13.3%
1,679	[2]	1-800-FLOWERS.COM, Inc.	$4,903
3,000	[2]	99 Cents Only Stores	32,220
1,500	[2]	AFC Enterprises, Inc.	9,315
940		AH Belo Corp., Class A	1,786
2,886		Aaron’s, Inc.	96,854
4,250	[2]	Aeropostale, Inc.	144,372
1,300		Ambassadors Group, Inc.	15,860
600	[2]	America’s Car-Mart, Inc.	9,732
2,300	[2]	American Apparel, Inc.	15,525
3,400		American Axle & Manufacturing Holdings, Inc.	3,400
3,000		American Greetings Corp., Class A	23,550
700	[2]	American Public Education, Inc.	25,200
1,300	[2]	Amerigon, Inc.	7,345
1,600		Ameristar Casinos, Inc.	32,832
1,800		Arbitron, Inc.	37,476
4,900		ArvinMeritor, Inc.	6,076
2,100		Asbury Automotive Group, Inc.	20,307
998	[2]	Audiovox Corp., Class A	5,549
1,100	[2]	BJ’s Restaurants, Inc.	18,139
3,500	[2]	Bally Technologies, Inc.	91,630
2,700	[2]	Beazer Homes USA, Inc.	6,804
5,900		Belo (A.H.) Corp., Series A	10,030
500	[2]	Bidz.com, Inc.	2,060
1,400		Big 5 Sporting Goods Corp.	11,522
11,200	[2]	Blockbuster, Inc.	8,960
900	[2]	Blue Nile, Inc.	38,304
800	[2]	Bluegreen Corp.	1,528
375		Blyth Industries, Inc.	16,530
1,963		Bob Evans Farms, Inc.	47,603
3,800	[2]	Borders Group, Inc.	10,374
688		Brookfield Homes Corp.	3,612
2,737		Brown Shoe Co., Inc.	17,599
5,700		Brunswick Corp.	34,086
1,504		Buckle, Inc.	56,204
1,100	[2]	Buffalo Wild Wings, Inc.	42,944
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,100	[2]	Build-A-Bear Workshop, Inc.	$6,006
1,350	[2]	CEC Entertainment, Inc.	41,121
3,400		CKE Restaurants, Inc.	32,538
3,200	[2]	CKX, Inc.	17,248
481		CSS Industries, Inc.	9,553
2,500	[2]	Cabela’s, Inc., Class A	32,025
700	[2]	Cache, Inc.	3,185
1,300	[2]	California Pizza Kitchen, Inc.	20,423
4,300		Callaway Golf Co.	32,465
900	[2]	Capella Education Co.	46,242
3,700	[2]	Carter’s, Inc.	79,106
2,300	[2]	Casual Male Retail Group, Inc.	2,921
1,837		Cato Corp., Class A	35,307
400	[2]	Cavco Industries, Inc.	9,376
4,898	[2]	Champion Enterprises, Inc.	2,841
1,400	[2]	Charlotte Russe Holdings, Inc.	17,570
7,371	[2]	Charming Shoppes, Inc.	25,725
3,900	[2]	Cheesecake Factory, Inc.	67,743
500		Cherokee, Inc.	9,135
11,200	[2]	Chicos Fas, Inc.	85,568
1,521	[2]	Children’s Place Retail Stores, Inc.	43,257
2,225		Christopher & Banks Corp.	12,371
585		Churchill Downs, Inc.	20,364
1,900		Cinemark Holdings, Inc.	16,910
900	[2]	Citi Trends, Inc.	22,104
1,925	[2]	Coinstar, Inc.	68,511
3,800	[2]	Coldwater Creek, Inc.	13,110
4,100	[2]	Collective Brands, Inc.	59,532
800		Columbia Sportswear Co.	24,576
600	[2]	Conn’s, Inc.	9,864
3,800		Cooper Tire & Rubber Co.	31,426
500	[2]	Core-Mark Holding Co., Inc.	9,585
5,500	[2]	Corinthian Colleges, Inc.	84,700
1,300	[2]	Cox Radio, Inc., Class A	6,240
1,400		Cracker Barrel Old Country Store, Inc.	45,654
5,500	[2]	Crocs, Inc.	12,375
1,171	[2]	Crown Media Holdings, Inc., Class A	3,618
2,118	[2]	Cumulus Media, Inc., Class A	2,605
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
900	[2]	DSW, Inc., Class A	$9,783
6,100	[2]	Dana Holding Corp.	4,819
800	[2]	Deckers Outdoor Corp.	45,216
6,000	[2]	Denny’s Corp.	16,080
3,700		Dillards, Inc., Class A	28,527
1,095		DineEquity Inc.	35,084
1,600	[2]	Dolan Media Co.	19,056
2,550	[2]	Domino’s Pizza, Inc.	24,072
600	[2]	Dorman Products, Inc.	6,420
848		Dover Downs Gaming & Entertainment, Inc.	3,621
800		Dover Motorsports, Inc.	1,272
2,868	[2]	Dress Barn, Inc.	43,422
1,300	[2]	Drew Industries, Inc.	18,564
5,000	[2]	Drugstore.com, Inc.	7,750
400	[2]	Einstein Noah Restaurant Group, Inc.	4,316
1,800		Entercom Communication Corp.	2,988
3,800	[2]	Entravision Communications Corp.	1,938
1,600		Ethan Allen Interiors, Inc.	21,520
4,900	[2]	Exide Corp.	26,607
100	[2,3]	F.A.O., Inc.	0
800	[2]	FGX International Holdings Ltd.	9,216
2,860		Finish Line, Inc., Class A	24,310
400	[2]	Fisher Communications, Inc.	4,824
2,900	[2]	Fossil, Inc.	58,464
2,603		Freds, Inc.	35,557
800	[2]	Fuel Systems Solutions, Inc.	12,216
700	[2]	Fuqi International, Inc.	4,396
2,800		Furniture Brands International, Inc.	8,848
700	[2]	G-III Apparel Group Ltd.	5,614
1,100	[2]	Gaiam, Inc.	6,402
2,678	[2]	Gaylord Entertainment Co.	37,331
1,254	[2]	Genesco, Inc.	28,566
998	[2]	Global Sources Ltd.	4,441
900	[2]	Global Traffic Network, Inc.	4,320
700	[2]	Grand Canyon Education, Inc.	11,445
2,600		Gray Television, Inc.	1,768
1,700	[2]	Great Wolf Resorts, Inc.	6,273
1,545		Group 1 Automotive, Inc.	32,908
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,800	[2]	Gymboree Corp.	$61,920
2,400		Harte-Hanks	19,824
1,148		Haverty Furniture Cos., Inc.	12,456
6,400	[2]	Hayes Lemmerz International, Inc.	1,082
2,000	[2]	Helen of Troy Ltd.	31,900
1,837	[2]	Hibbett Sports, Inc.	38,301
600		Hooker Furniture Corp.	7,032
2,866	[2]	Hot Topic, Inc.	35,080
3,000	[2]	Hovnanian Enterprises, Inc., Class A	8,310
3,700	[2]	Iconix Brand Group, Inc.	52,762
2,400		Interactive Data Corp.	53,952
1,023	[2]	Isle of Capri Casinos, Inc.	10,987
2,750	[2]	J. Crew Group, Inc.	47,328
1,743	[2]	JAKKS Pacific, Inc.	22,049
3,794	[2]	Jack in the Box, Inc.	93,294
1,800		Jackson Hewitt Tax Service, Inc.	8,802
1,640	[2]	Jo-Ann Stores, Inc.	30,045
1,177	[2]	Jos A. Bank Clothiers, Inc.	47,598
2,500		Journal Communications, Inc., Class A	3,875
1,700		K-Swiss, Inc., Class A	17,068
400	[2]	K12, Inc.	7,032
569		Kenneth Cole Productions, Inc., Class A	3,937
1,700	[2]	Knology, Inc.	12,070
4,100	[2]	Krispy Kreme Doughnuts, Inc.	16,154
3,500		La-Z Boy Chair Co.	9,310
763		Landry’s Seafood Restaurants, Inc.	6,974
2,100	[2]	Leapfrog Enterprises, Inc.	3,759
3,210	[2]	Lear Corp.	2,568
600	[2]	Learning Tree International, Inc.	4,932
2,800		Lee Enterprises, Inc.	1,064
2,250	[2]	Life Time Fitness, Inc.	42,210
1,900	[2]	Lin TV Corp., Class A	3,040
300	[2]	Lincoln Educational Services	4,977
4,900	[2]	Live Nation, Inc.	19,159
1,000	[2]	Lodgian, Inc.	2,570
1,600	[2]	Luby’s, Inc.	8,576
1,300	[2]	Lululemon Athletica, Inc.	18,135
700	[2]	Lumber Liquidators, Inc.	10,472
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
900	[2]	M/I Schottenstein Homes, Inc.	$13,743
1,400	[2]	Maidenform Brands, Inc.	17,850
1,317		Marcus Corp.	16,726
600		Marine Products Corp.	2,790
1,000	[2]	MarineMax, Inc.	4,550
1,296	[2]	Martha Stewart Living Omnimedia	4,692
3,200	[2]	Marvel Entertainment, Inc.	95,488
1,992		Matthews International Corp., Class A	62,389
3,800		McClatchy Co., Class A	2,014
1,500		Media General, Inc., Class A	3,900
2,800	[2]	Mediacom Communications Corp.	15,932
3,300		Mens Wearhouse, Inc.	61,512
2,000	[2]	Meritage Corp.	41,620
989	[2]	Midas, Inc.	9,890
2,121		Modine Manufacturing Co.	8,102
700	[2]	Monarch Casino & Resort, Inc.	7,154
1,050		Monro Muffler Brake, Inc.	26,218
1,800	[2]	Morgans Hotel Group Co.	7,722
1,000		Movado Group, Inc.	9,170
2,740		National CineMedia, Inc.	39,812
236		National Presto Industries, Inc.	16,817
2,400	[2]	NetFlix, Inc.	108,744
1,500	[2]	New York & Co.	8,700
2,000		Nutri/System, Inc.	27,480
1,321		O’Charleys, Inc.	9,207
2,000	[2]	Orbitz Worldwide, Inc.	3,800
1,000	[2]	Outdoor Channel Holdings, Inc.	7,480
1,000	[2]	Overstock.com, Inc.	13,480
900		Oxford Industries, Inc.	8,766
1,610	[2]	P. F. Chang’s China Bistro, Inc.	48,590
4,300	[2]	Pacific Sunwear of California	17,415
543	[2]	Palm Harbor Homes, Inc.	1,651
1,406	[2]	Papa Johns International, Inc.	37,315
900	[2]	Peet’s Coffee & Tea, Inc.	24,552
2,756		Pep Boys-Manny Moe & Jack	20,394
750	[2]	Perry Ellis International, Inc.	5,497
1,600	[2]	PetMed Express, Inc.	26,016
5,600	[2]	Pier 1 Imports, Inc.	10,472
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,831	[2]	Pinnacle Entertainment, Inc.	$47,811
1,340	[2]	Playboy Enterprises, Inc., Class B	4,033
2,100		Polaris Industries, Inc., Class A	70,245
3,100		Pool Corp.	55,366
531	[2]	Pre-Paid Legal Services, Inc.	19,557
1,816		Primedia, Inc.	7,082
1,000	[2]	Princeton Review (The), Inc.	4,340
5,000	[2]	Quantum Fuel Systems Technologies Worldwide, Inc.	3,600
8,300	[2]	Quiksilver, Inc.	13,695
1,100	[2]	RC2 Corp.	12,441
2,300	[2]	RCN Corp.	9,430
700	[2]	RHI Entertainment, Inc.	2,261
3,300	[2,4]	Raser Technologies, Inc.	12,903
1,000	[2]	Red Robin Gourmet Burgers	24,550
2,800		Regis Corp. Minnesota	53,592
4,200	[2]	Rent-A-Center, Inc.	80,850
1,500	[2]	Retail Ventures, Inc.	3,900
700	[2]	Rex Stores Corp.	8,330
400	[2]	Rick’s Cabaret International, Inc.	2,384
600	[2]	Riviera Holdings Corp.	906
3,400		Ruby Tuesday, Inc.	26,112
870	[2]	Russ Berrie & Co., Inc.	1,662
1,300	[2]	Ruth’s Chris Steak House, Inc.	4,706
2,700		Ryland Group, Inc.	55,917
6,100	[2,4]	Sally Beauty Holdings, Inc.	45,140
1,600		Scholastic Corp.	31,568
2,900	[2]	Sealy Corp.	10,266
500	[2]	Shoe Carnival, Inc.	5,830
3,450	[2]	Shuffle Master, Inc.	13,144
1,300	[2]	Shutterfly, Inc.	16,653
3,331		Sinclair Broadcast Group, Inc.	3,697
2,136	[2]	Skechers USA, Inc., Class A	24,991
425		Skyline Corp.	8,810
2,400	[2]	Smith & Wesson Holding Corp.	17,208
1,700		Sonic Automotive, Inc.	8,772
3,890	[2]	Sonic Corp.	42,479
4,341		Sothebys Holdings, Inc., Class A	50,399
1,850		Spartan Motors, Inc.	14,930
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
836		Speedway Motorsports, Inc.	$12,540
2,525		Stage Stores, Inc.	30,931
708	[2]	Stamps.com, Inc.	6,627
7,100	[2]	Standard Pacific Corp.	13,277
1,561	[2]	Stein Mart, Inc.	6,822
1,000	[2]	Steiner Leisure Ltd.	31,640
500	[2]	Steinway Musical Instruments	6,715
1,205	[2]	Steven Madden Ltd.	35,451
5,460		Stewart Enterprises, Inc., Class A	19,055
800	[2]	Stoneridge, Inc.	1,848
1,491		Superior Industries International, Inc.	22,484
400	[2]	Syms Corp.	2,264
600	[2]	Systemax, Inc.	10,116
1,600		Talbots, Inc.	3,776
4,800		Tempur-Pedic International, Inc.	61,728
3,100	[2]	Tenneco Automotive, Inc.	9,486
3,200	[2]	Texas Roadhouse, Inc.	36,416
1,863		The Nautilus Group, Inc.	1,863
1,869	[2]	The Steak ‘n Shake Co.	21,606
3,100	[2]	Timberland Co., Class A	50,344
900	[2]	Town Sports International Holdings, Inc.	3,105
2,100	[2]	Tractor Supply Co.	84,798
1,100	[2]	True Religion Apparel, Inc.	17,336
1,908	[2]	Tuesday Morning Corp.	6,506
3,996		Tupperware Brands Corp.	100,020
1,626	[2]	Tween Brands, Inc.	4,748
1,300	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	11,375
2,100	[2]	Under Armour, Inc., Class A	49,434
3,200	[2]	Unifi, Inc.	2,880
900		Unifirst Corp.	33,561
908	[2]	Universal Electronics, Inc.	17,016
1,400	[2]	Universal Technical Institute, Inc.	19,936
1,943	[2]	Vail Resorts, Inc.	56,736
3,100	[2]	Valassis Communications, Inc.	16,027
74		Value Line, Inc.	2,076
1,200	[2]	Volcom, Inc.	16,188
2,734	[2]	WMS Industries, Inc.	87,789
2,900	[2]	Warnaco Group, Inc.	83,636
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
25,243		Wendy’s / Arby’s Group, Inc.	$126,215
6,100	[2]	Wet Seal, Inc., Class A	23,241
400		Weyco Group, Inc.	10,980
1,924		Winnebago Industries, Inc.	16,950
3,190		Wolverine World Wide, Inc.	66,448
1,100	[2]	Wonder Auto Technology, Inc.	7,403
1,397		World Wrestling Entertainment, Inc.	14,948
2,100	[2]	Zale Corp.	7,812
1,300	[2]	Zumiez, Inc.	15,678
2,500		bebe stores, Inc.	23,000
800	[2]	hhgregg, Inc.	13,280
1,200	[2]	iRobot Corp.	13,764

		TOTAL	6,376,774

		Consumer Staples--3.9%
1,600	[2]	AgFeed Industries, Inc.	5,856
200		Alico, Inc.	5,306
6,000	[2]	Alliance One International, Inc.	22,500
400	[2]	American Dairy, Inc.	6,324
4,000	[2]	American Oriental Bioengineering, Inc.	16,960
100		Arden Group, Inc., Class A	11,700
100	[2,3]	Aurora Foods, Inc.	0
1,400		B&G Foods, Inc., Class A	8,568
800		Cal-Maine Foods, Inc.	21,176
800		Calavo Growers, Inc.	11,368
3,254		Casey’s General Stores, Inc.	86,589
4,180	[2]	Central Garden & Pet Co., Class A	37,913
1,100	[2]	Chattem, Inc.	60,401
400	[2]	China Sky One Medical, Inc.	5,644
2,800	[2]	Chiquita Brands International	21,196
242		Coca-Cola Bottling Co.	12,613
5,300	[2]	Darling International, Inc.	30,316
1,000		Diamond Foods, Inc.	26,190
1,600	[2]	Elizabeth Arden, Inc.	13,856
410		Farmer Brothers Co.	8,097
5,011		Flowers Foods, Inc.	115,754
2,700	[2]	Fresh Del Monte Produce, Inc.	39,204
2,335	[2]	Great Atlantic & Pacific Tea Co., Inc.	17,139
1,100	[2,4]	Green Mountain Coffee, Inc.	79,541
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
200		Griffin Land & Nurseries	$6,226
500	[2]	HQ Sustainable Maritime	4,665
2,666	[2]	Hain Celestial Group, Inc.	44,496
800		Imperial Sugar Co.	5,240
790		Ingles Markets, Inc., Class A	12,332
750		Inter Parfums, Inc.	5,820
900		J&J Snack Foods Corp.	34,884
1,300		Lancaster Colony Corp.	56,940
1,795		Lance, Inc.	41,572
200	[2]	Lifeway Foods, Inc.	1,804
1,000		Mannatech, Inc.	4,370
800		Nash Finch Co.	23,432
720	[2]	National Beverage Corp.	7,582
3,207		Nu Skin Enterprises, Inc., Class A	41,114
1,200	[2]	Omega Protein Corp.	3,828
2,200	[2]	Prestige Brands Holdings, Inc.	14,212
900		Pricesmart, Inc.	16,065
3,567	[2]	Ralcorp Holdings, Inc.	203,890
1,100		Reddy Ice Group, Inc.	2,475
2,764		Ruddick Corp.	70,924
1,300		Sanderson Farms, Inc.	51,870
800	[2]	Schiff Nutrition International, Inc.	3,840
4,000	[2]	Smart Balance, Inc.	28,120
1,400		Spartan Stores, Inc.	22,778
4,700	[2]	Star Scientific, Inc.	23,124
600	[2]	Susser Holdings Corp.	8,670
600	[2]	Synutra International, Inc.	5,064
1,200		The Anderson’s, Inc.	19,284
500	[2]	The Boston Beer Co., Inc., Class A	13,300
1,400	[2]	The Pantry, Inc.	33,068
1,642		Tootsie Roll Industries, Inc.	39,983
2,000	[2]	TreeHouse Foods, Inc.	53,180
500	[2]	USANA, Inc.	11,955
2,772	[2]	United Natural Foods, Inc.	63,146
1,688		Universal Corp.	50,910
2,088		Vector Group Ltd.	28,146
400		Village Super Market, Inc., Class A	12,392
1,049		WD 40 Co.	28,386
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
700		Weis Markets, Inc.	$25,893
3,500	[2]	Winn-Dixie Stores, Inc.	40,110
1,300	[2]	Zhongpin, Inc.	11,375

		TOTAL	1,840,676

		Energy--4.3%
300		APCO Argentina, Inc.	5,721
1,800	[2]	ATP Oil & Gas Corp.	12,888
2,900	[2]	Abraxas Petroleum Corp.	2,552
1,800	[2]	Allis-Chalmers Corp.	3,474
700		Alon USA Energy, Inc.	8,890
2,600	[2]	American Oil & Gas, Inc.	1,742
500	[2]	Approach Resources, Inc.	3,550
2,400	[2]	Arena Resources, Inc.	68,808
2,227		Atlas America, Inc.	34,652
2,600	[2]	BMB Munai, Inc.	2,080
4,600	[2]	BPZ Energy, Inc.	25,070
2,700	[2]	Basic Energy Services, Inc.	27,540
2,794		Berry Petroleum Co., Class A	46,045
2,400	[2]	Bill Barrett Corp.	62,352
600	[2]	Bolt Technology Corp.	6,102
3,100	[2]	Brigham Exploration Co.	7,254
1,609	[2]	Bristow Group, Inc.	36,621
1,747	[2]	Bronco Drilling Co., Inc.	9,591
1,500	[2]	CVR Energy, Inc.	11,040
2,850	[2]	Cal Dive International, Inc.	22,572
1,700	[2]	Callon Petroleum Corp.	2,992
2,500	[2]	Cano Petroleum, Inc.	1,600
1,302		Carbo Ceramics, Inc.	39,984
1,800	[2]	Carrizo Oil & Gas, Inc.	22,194
3,500	[2]	Cheniere Energy, Inc.	13,790
400	[2]	Clayton Williams Energy, Inc.	12,012
1,600	[2]	Clean Energy Fuels Corp.	13,536
3,100	[2]	Complete Production Services, Inc.	20,708
2,846	[2]	Comstock Resources, Inc.	98,073
3,600	[2]	Concho Resources, Inc.	98,712
800	[2]	Contango Oil & Gas Co.	30,312
2,600		Crosstex Energy, Inc.	5,122
2,800		DHT Maritime, Inc.	11,788
		COMMON STOCKS--continued[1]
		Energy--continued
500	[2]	Dawson Geophysical Co.	$9,830
900		Delek US Holdings, Inc.	9,243
4,200	[2,4]	Delta Petroleum Corp.	12,348
600	[2]	Double Eagle Petroleum Co.	2,736
1,962	[2]	Dril-Quip, Inc.	67,454
1,800	[2]	ENGlobal Corp.	10,386
9,600	[2]	EXCO Resources, Inc.	113,088
7,200	[2]	Energy XXI (Bermuda) Ltd.	3,744
8,400	[2]	Evergreen Energy, Inc.	9,248
2,500	[2]	FX Energy, Inc.	9,400
1,100	[2]	GMX Resources, Inc.	12,034
6,200	[2]	Gasco Energy, Inc.	3,100
3,178		General Maritime Corp.	31,558
2,400	[2]	GeoGlobal Resources, Inc.	3,384
400	[2]	GeoResources, Inc.	2,840
400	[2]	Geokinetics, Inc.	1,884
800	[2]	Geomet, Inc.	752
2,300		Golar LNG Ltd.	12,397
1,500	[2]	Goodrich Petroleum Corp.	34,395
14,300	[2]	Gran Tierra Energy, Inc.	35,464
200	[2,3]	Greenhunter Energy, Inc.	300
839		Gulf Island Fabrication, Inc.	10,857
1,400	[2]	Gulfmark Offshore, Inc.	37,632
1,700	[2]	Gulfport Energy Corp.	5,049
2,200	[2]	Harvest Natural Resources, Inc.	11,220
1,540	[2]	Hornbeck Offshore Services, Inc.	35,774
1,100		Houston American Energy Corp.	2,266
5,764	[2]	Input/Output, Inc.	14,410
8,200	[2]	International Coal Group, Inc.	16,318
1,800	[2]	James River Coal Co.	25,632
1,100		Knightbridge Tankers Ltd.	14,553
1,000		Lufkin Industries, Inc.	34,900
1,700	[2]	Matrix Services Co.	16,286
3,900	[2]	McMoRan Exploration Co.	21,411
5,286	[2]	Meridian Resource Corp.	1,427
700	[2]	Mitcham Industries, Inc.	3,150
1,300	[2]	NATCO Group, Inc., Class A	31,278
1,306		NGP Capital Resources Co.	9,168
		COMMON STOCKS--continued[1]
		Energy--continued
1,700	[2]	National Coal Corp.	$2,091
800	[2]	Natural Gas Services Group, Inc.	7,984
5,683	[2]	Newpark Resources, Inc.	15,912
2,400	[3]	Nordic American Tanker Shipping Ltd.	77,928
1,300	[2]	Northern Oil and Gas, Inc.	7,423
200	[2]	OYO Geospace Corp.	3,180
10,300	[2]	Oilsands Quest, Inc.	7,725
900	[2]	PHI, Inc.	10,188
2,100	[2]	Pacific Ethanol, Inc.	777
400		Panhandle Oil and Gas, Inc.	6,860
2,800	[2]	Parallel Petroleum Corp.	3,724
7,337	[2]	Parker Drilling Co.	20,250
2,644		Penn Virginia Corp.	37,201
2,800	[2]	PetroQuest Energy, Inc.	8,428
1,000	[2]	Petroleum Development Corp.	16,210
3,200	[2]	Pioneer Drilling Co.	16,000
1,500	[2]	Quest Resource Corp.	660
2,600	[2]	RAM Energy Resources, Inc.	1,950
1,966		RPC, Inc.	21,036
9,900	[2]	Rentech, Inc.	5,841
1,200	[2]	Rex Energy Corp.	4,572
3,300	[2]	Rosetta Resources, Inc.	23,265
2,700		Ship Finance International Ltd.	23,301
2,029	[2]	Stone Energy Corp.	8,745
2,900	[2]	SulphCo, Inc.	2,610
1,100	[2]	Superior Well Services, Inc.	11,770
2,023	[2]	Swift Energy Co.	21,889
800	[2]	T-3 Energy Services, Inc.	10,744
2,000	[2]	TXCO Resources, Inc.	940
800		Teekay Tankers Ltd., Class A	9,648
900	[2]	Toreador Resources Corp.	3,330
1,600	[2]	Tri-Valley Corp.	2,000
800	[2]	Trico Marine Services, Inc.	3,104
7,183	[2]	USEC, Inc.	44,463
800	[2]	Union Drilling, Inc.	4,792
3,100	[2]	Uranium Resources, Inc.	4,557
3,700	[2]	VAALCO Energy, Inc.	17,649
1,400	[2]	Venoco, Inc.	6,118
		COMMON STOCKS--continued[1]
		Energy--continued
3,700	[2]	Warren Resources, Inc.	$5,920
2,000		Western Refining, Inc.	25,180
700	[2]	Westmoreland Coal Co.	5,950
2,500		Willsbros Group, Inc.	28,650
1,900		World Fuel Services Corp.	72,447

		TOTAL	2,059,295

		Financials--19.9%
843		1st Source Corp.	16,557
17,200		AMBAC Assurance Corporation	15,652
1,800		Abington Bancorp, Inc.	15,822
2,380		Acadia Realty Trust	34,510
2,800		Advance America Cash Advance, Inc.	11,200
2,250		Advanta Corp., Class B	2,632
500		Agree Realty Corp.	7,980
119	[2]	Alexander’s, Inc.	25,952
1,100		AmTrust Financial Services, Inc.	10,043
1,318		Amcore Financial, Inc.	1,937
2,740		American Campus Communities, Inc.	59,403
600		American Capital Agency Corp.	11,250
3,500		American Equity Investment Life Holding Co.	19,705
550		American Physicians Capital, Inc.	22,913
900	[2]	American Safety Insurance Holdings, Ltd.	10,242
780		Ameris Bancorp	5,109
1,100	[2]	Amerisafe, Inc.	16,896
400		Ames National Corp.	8,672
1,000		Ampal-American Israel Corp.	2,340
1,405		Anchor Bancorp Wisconsin, Inc.	2,290
3,800		Anthracite Capital, Inc.	1,520
6,400		Anworth Mortgage Asset Corp.	41,152
9,235		Apollo Investment Corp.	44,328
800		Arbor Realty Trust, Inc.	2,248
6,303		Ares Capital Corp.	36,999
2,020	[2]	Argo Group International Holdings Ltd.	56,540
600		Arrow Financial Corp.	15,888
5,740		Ashford Hospitality Trust	17,335
5,500		Aspen Insurance Holdings Ltd.	129,690
900	[2]	Asset Acceptance Capital Corp.	7,461
1,000		Associated Estates Realty Corp.	5,550
		COMMON STOCKS--continued[1]
		Financials--continued
3,600		Assured Guaranty Ltd.	$34,776
400	[2]	Avatar Holdings, Inc.	7,432
2,159		BGC Partners, Inc., Class A	5,592
573		Baldwin & Lyons, Inc., Class B	11,489
478		BancFirst Corp.	20,411
1,200		BancTrust Financial Group, Inc.	7,896
1,800		Banco Latinoamericano de Exportaciones S.A., Class E	22,140
3,135		Bank Mutual Corp.	32,196
800		Bank of the Ozarks, Inc.	19,864
1,300		BankFinancial Corp.	13,910
1,000		Banner Corp.	4,640
2,100	[2]	Beneficial Mutual Bancorp, Inc.	21,126
700		Berkshire Hills Bancorp, Inc.	15,792
5,190		BioMed Realty Trust, Inc.	59,218
700		Blackrock Kelso Capital Corp.	4,081
3,600		Boston Private Financial Holdings	16,596
1,300	[2]	Broadpoint Securities Group, Inc.	5,603
3,750		Brookline Bancorp, Inc.	37,200
500		Brooklyn Federal Bancorp, Inc.	6,210
400		Bryn Mawr Bank Corp.	7,852
1,072	[2]	CNA Surety Corp.	20,636
4,314		CVB Financial Corp.	25,927
1,300		Calamos Asset Management, Inc.	14,833
500		Camden National Corp.	14,500
721		Capital City Bank Group, Inc.	10,844
2,600		Capital Lease Funding, Inc.	7,722
200		Capital Southwest Corp.	15,552
1,200		Capital Trust, Inc.	2,040
900		Capitol Bancorp Ltd.	3,294
4,100		Capstead Mortgage Corp.	46,699
1,700		Cardinal Financial Corp.	13,345
500	[2]	Cardtronics, Inc.	1,225
800		Care Investment Trust, Inc.	4,080
1,756		Cascade Bancorp	2,915
1,857		Cash America International, Inc.	41,523
3,158		Cathay Bancorp, Inc.	35,433
2,600		Cedar Shopping Centers, Inc.	9,334
500		CenterState Banks of Florida	6,005
		COMMON STOCKS--continued[1]
		Financials--continued
1,891		Central Pacific Financial Corp.	$11,081
1,576		Chemical Financial Corp.	33,648
8,800		Chimera Investment Corp.	31,064
500		Citizens & Northern Corp.	9,915
8,149	[2]	Citizens Banking Corp.	13,690
2,400	[2]	Citizens, Inc., Class A	17,304
882		City Bank Lynwood, WA	2,761
1,000		City Holding Co.	29,490
600		Clifton Savings Bancorp, Inc.	6,588
1,125		CoBiz, Inc.	6,604
900		Cogdell Spencer, Inc.	5,580
1,100		Cohen & Steers, Inc.	16,192
13,000	[4]	Colonial BancGroup, Inc.	9,880
3,100		Colonial Properties Trust	22,444
1,221		Columbia Banking Systems, Inc.	12,088
2,100		Community Bank System, Inc.	34,545
934		Community Trust Bancorp, Inc.	28,263
1,600		Compass Diversified Trust	14,304
1,067	[2]	CompuCredit Corp.	3,414
300		Consolidated Tomoka Co.	10,437
2,800		Corporate Office Properties Trust	85,568
2,324	[2]	Corus Bankshares, Inc.	488
2,800		Cousins Properties, Inc.	23,660
1,662	[2]	Crawford & Co., Class B	9,889
393	[2]	Credit Acceptance Corp.	9,035
11,120		DCT Industrial Trust, Inc.	49,150
1,200		Danvers Bancorp, Inc.	17,412
2,662		Delphi Financial Group, Inc., Class A	45,973
100	[2]	Diamond Hill Investment Group	4,006
6,730		DiamondRock Hospitality Co.	43,678
1,557		Dime Community Bancorp, Inc.	12,985
1,600	[2]	Dollar Financial Corp.	16,160
710		Donegal Group, Inc., Class A	10,394
400	[2]	Doral Financial Corp.	1,900
900		DuPont Fabros Technology, Inc.	7,641
400		EMC Insurance Group, Inc.	9,064
1,100		ESSA Bancorp, Inc.	15,004
4,100		East West Bancorp, Inc.	28,003
		COMMON STOCKS--continued[1]
		Financials--continued
1,587		EastGroup Properties, Inc.	$53,339
1,800		Education Realty Trust, Inc.	8,442
3,180		Employers Holdings, Inc.	26,521
400	[2]	Encore Bancshares, Inc.	3,656
900	[2]	Encore Capital Group, Inc.	7,866
300	[2]	Enstar Group Ltd.	21,402
600		Enterprise Financial Services Corp.	5,910
2,232		Entertainment Properties Trust	51,582
600		Epoch Holding Corp.	4,422
1,351		Equity Lifestyle Properties, Inc.	53,594
2,168		Equity One, Inc.	32,260
600		Evercore Partners, Inc., Class A	11,328
5,500		Extra Space Storage, Inc.	39,105
2,900	[2]	Ezcorp, Inc., Class A	35,931
828		FBL Financial Group, Inc., Class A	4,761
1,800	[2]	FBR Capital Markets Corp.	7,470
5,596		FNB Corp. (PA)	42,082
600	[2]	FPIC Insurance Group, Inc.	18,324
580	[2]	FX Real Estate & Entertainment, Inc.	70
400		Farmers Capital Bank Corp.	8,488
1,450	[2]	Fcstone Group, Inc.	4,480
600		Federal Agricultural Mortgage Association, Class C	1,896
4,092		FelCor Lodging Trust, Inc.	8,102
500		Fifth Street Finance Corp.	3,750
1,643		Financial Federal Corp.	40,434
800		Financial Institutions, Inc.	11,880
1,000	[2]	First Acceptance Corp.	2,550
4,600		First BanCorp	25,346
850		First Bancorp, Inc.	10,344
500		First Bancorp, Inc. - ME	8,725
1,646		First Busey Corp.	12,888
1,300	[2]	First Cash Financial Services, Inc.	21,372
5,525		First Commonwealth Financial Corp.	47,902
568		First Community Bancshares, Inc.	8,208
2,541		First Financial Bancorp	27,417
1,344		First Financial Bankshares, Inc.	66,232
788		First Financial Corp.	29,235
772		First Financial Holdings, Inc.	6,948
		COMMON STOCKS--continued[1]
		Financials--continued
1,500		First Financial Northwest	$12,105
2,900		First Industrial Realty Trust	10,933
4,700	[2]	First Marblehead Corp.	9,024
1,415		First Merchants Corp.	17,206
900	[2]	First Mercury Financial Corp.	11,898
3,100		First Midwest Bancorp, Inc.	27,466
9,443		First Niagara Financial Group, Inc.	127,858
1,000		First Place Financial Corp.	5,680
1,800		First Potomac Realty Trust	17,622
450		First South Bancorp, Inc.	5,202
5,200		FirstMerit Corp.	100,932
4,450	[2]	Flagstar Bancorp, Inc.	6,452
1,800		Flagstone Reinsurance Holdings Ltd.	16,668
1,425		Flushing Financial Corp.	13,124
2,200	[2]	Forestar Real Estate Group, Inc.	28,292
300	[2]	Fox Chase Bancorp	2,844
3,800		Franklin Street Properties Corp.	50,730
8,500	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	2,295
3,116		Frontier Financial Corp.	4,425
522		GAMCO Investors, Inc., Class A	26,178
4,300		GFI Group, Inc.	17,544
1,100		Getty Realty Holding Corp.	21,582
3,896		Glacier Bancorp, Inc.	59,687
1,400		Gladstone Capital Corp.	9,394
1,600		Gladstone Investment Corp.	5,824
2,565		Glimcher Realty Trust	6,284
2,624		Gramercy Capital Corp.	5,668
906		Greene Bancshares, Inc.	7,701
1,200		Greenhill & Co., Inc.	93,036
1,900	[2]	Greenlight Capital Reinsurance Ltd.	29,412
2,200	[2]	Grubb & Ellis Co.	2,046
3,500	[2]	Guaranty Bancorp	7,770
4,766	[2]	Guaranty Financial Group, Inc.	2,812
200	[2]	Hallmark Financial Services, Inc.	1,344
1,706		Hancock Holding Co.	64,606
2,380		Hanmi Financial Corp.	3,689
854		Harleysville Group, Inc.	24,698
2,699		Harleysville National Corp.	23,670
		COMMON STOCKS--continued[1]
		Financials--continued
1,700	[2]	Harris & Harris Group, Inc.	$8,228
1,000		Hatteras Financial Corp.	24,070
3,800		Healthcare Realty Trust, Inc.	63,802
850		Heartland Financial USA, Inc.	12,563
2,206		Hercules Technology Growth Capital, Inc.	13,258
800		Heritage Commerce Corp.	6,464
3,100		Hersha Hospitality Trust	11,315
4,100		Highwoods Properties, Inc.	98,359
2,884	[2]	Hilltop Holdings, Inc.	32,676
856		Home Bancshares, Inc.	18,875
400		Home Fed Bancorp, Inc. Md	4,036
2,015		Home Properties of New York, Inc.	73,427
2,593		Horace Mann Educators Corp.	22,767
3,600		IPC Holdings Ltd.	93,744
999		Iberiabank Corp.	45,634
340		Independence Holdings Co.	1,758
1,400		Independent Bank Corp.- Massachusetts	27,944
900		Infinity Property & Casualty	31,716
3,700		Inland Real Estate Corp.	32,486
1,262		Integra Bank Corp.	2,726
2,600	[2]	Interactive Brokers Group, Inc., Class A	38,350
200	[2]	International Assets Holding Corp.	2,416
3,310		International Bancshares Corp.	44,718
2,800	[2]	Investors Bancorp, Inc.	25,648
3,700		Investors Real Estate Trust	34,225
1,800	[2]	KBW, Inc.	43,542
255		Kansas City Life Insurance Co.	5,618
500		Kayne Anderson Energy Development Co.	5,455
1,100		Kearny Financial Corp.	12,265
1,230		Kite Realty Group Trust	4,305
6,000	[2]	Knight Capital Group, Inc., Class A	92,940
1,000		Kohlberg Capital Corp.	3,560
1,500		LTC Properties, Inc.	27,015
2,620		LaSalle Hotel Properties	31,335
3,200	[2]	Labranche & Co., Inc.	13,376
5,500	[2]	Ladenburg Thalmann Financial Services, Inc.	3,960
1,155		Lakeland Bancorp, Inc.	9,829
700		Lakeland Financial Corp.	13,139
		COMMON STOCKS--continued[1]
		Financials--continued
5,440		Lexington Realty Trust	$20,944
500		Life Partners Holdings, Inc.	9,360
2,300		MB Financial, Inc.	31,349
5,000	[2]	MCG Capital Corp.	8,800
14,400		MFA Mortgage Investments, Inc.	84,816
1,500		MVC Capital, Inc.	12,840
2,400	[2]	Maguire Properties, Inc.	2,616
3,000		Maiden Holdings Ltd.	13,530
1,165		MainSource Financial Group, Inc.	10,089
2,000	[2]	MarketAxess Holdings, Inc.	19,180
300	[2]	Maui Land & Pineapple Co., Inc.	1,905
3,600		Max Capital Group Ltd.	59,580
3,287		Meadowbrook Insurance Group, Inc.	19,558
1,100		Medallion Financial Corp.	8,107
5,200		Medical PPTYS Trust, Inc.	27,768
600	[2]	Meridian Interstate Bancorp, Inc.	4,788
1,781		Mid-American Apartment Communities, Inc.	65,879
1,200		Midwest Banc Holdings, Inc.	1,944
1,100		Mission West Properties, Inc.	7,491
1,500		Monmouth Real Estate Investment Corp.	9,180
5,900		Montpelier Re Holdings Ltd.	73,514
200		NASB Financial, Inc.	4,412
2,123		NBT Bancorp, Inc.	50,273
1,400		Nara Bancorp, Inc.	5,194
2,600		National Financial Partners Corp.	18,356
1,421		National Health Investors, Inc.	38,111
400		National Interstate Corp.	6,460
5,150		National Penn Bancshares, Inc.	41,663
5,086		National Retail Properties, Inc.	90,226
136		National Western Life Insurance Co., Class A	15,489
900	[2]	Navigators Group, Inc.	40,842
1,100	[2]	Nelnet, Inc., Class A	6,633
7,000		Newalliance Bancshares, Inc.	90,370
3,500		Newcastle Investment Corp.	2,170
1,200	[2]	Newstar Financial, Inc.	2,724
1,100	[2]	Northfield Bancorp, Inc.	12,430
3,865		Northstar Realty Finance Corp.	12,252
1,100		Northwest Bancorp, Inc.	19,338
		COMMON STOCKS--continued[1]
		Financials--continued
300		Nymagic, Inc.	$3,537
700		OceanFirst Financial Corp.	8,505
2,305	[2]	Ocwen Financial Corp.	25,632
1,300		Odyssey Re Holdings Corp.	49,777
4,310		Old National Bancorp	58,745
819		Old Second Bancorp, Inc.	4,423
5,300		Omega Healthcare Investors	83,316
628		One Liberty Properties, Inc.	2,562
2,700		optionsXpress Holdings, Inc.	44,442
1,591		Oriental Financial Group	14,780
700	[2]	Oritani Financial Corp.	9,933
3,500	[2]	PHH Corp.	58,730
1,066	[2]	PICO Holdings, Inc.	31,980
2,019	[2]	PMA Capital Corp.	7,571
4,400		PMI Group, Inc.	2,772
929		PS Business Parks, Inc.	40,644
1,841		PacWest Bancorp	26,823
2,989		Pacific Capital Bancorp	20,744
800		Pacific Continental Corp.	9,184
765		Park National Corp.	51,217
1,240		Parkway Properties, Inc.	17,199
1,300		Patriot Capital Funding, Inc.	2,938
500		Peapack-Gladstone Financial Corp.	9,480
1,206		Pennantpark Investment Corp.	6,621
400	[2]	Pennsylvania Commerce Bancorp, Inc.	8,840
2,296		Pennsylvania Real Estate Investment Trust	17,794
1,200	[2]	Penson Worldwide, Inc.	12,168
645		Peoples Bancorp, Inc.	10,688
7,500		Phoenix Cos., Inc.	11,700
1,500	[2]	Pinnacle Financial Partners, Inc.	26,760
1,244	[2]	Piper Jaffray Cos., Inc.	43,129
3,400		Platinum Underwriters Holdings Ltd.	97,818
1,000	[2]	Portfolio Recovery Associates, Inc.	34,970
2,900		Post Properties, Inc.	37,004
2,507		Potlatch Corp.	73,731
1,470		PremierWest Bancorp	5,601
1,253		Presidential Life Corp.	13,395
1,800	[2]	Primus Guaranty Ltd.	3,672
		COMMON STOCKS--continued[1]
		Financials--continued
1,400		PrivateBancorp, Inc.	$28,350
1,980	[2]	ProAssurance Corp.	87,001
1,900		Prospect Energy Corp.	17,233
2,500		Prosperity Bancshares, Inc.	69,425
2,067		Provident Bankshares Corp.	18,169
3,830		Provident Financial Services, Inc.	40,866
2,572		Provident New York Bancorp	21,785
400		Pzena Investment Management, Inc., Class A	1,900
4,130		RAIT Investment Trust	6,112
1,210		RLI Corp.	58,116
5,200		Radian Group, Inc.	8,996
1,100		Ramco-Gershenson Properties	12,100
6,500		Realty Income Corp.	145,145
3,900		Redwood Trust, Inc.	63,453
1,300		Renasant Corp.	18,330
551		Republic Bancorp, Inc.	12,254
800		Resource America, Inc., Class A	3,968
1,300		Resource Capital Corp.	4,095
1,400	[2]	Riskmetrics Group, Inc.	24,346
600		Rockville Financial, Inc.	5,646
400		Roma Financial Corp.	5,204
1,571		S & T Bancorp, Inc.	28,074
850		S.Y. Bancorp, Inc.	21,437
621		SCBT Financial Corp.	14,326
1,900	[2]	SVB Financial Group	39,444
1,563		SWS Group, Inc.	19,991
1,100		Safety Insurance Group, Inc.	36,355
1,000		Sanders Morris Harris Group, Inc.	4,520
1,019		Sandy Spring Bancorp, Inc.	16,559
213		Santander BanCorp	1,427
629		Saul Centers, Inc.	20,027
1,400	[2]	Seabright Insurance Holdings, Inc.	12,992
1,020		Seacoast Banking Corp. of Florida	4,304
3,492		Selective Insurance Group, Inc.	51,542
7,743		Senior Housing Properties Trust	126,908
600		Shore Bancshares, Inc.	11,634
500		Sierra Bancorp	6,005
2,300	[2]	Signature Bank	62,537
		COMMON STOCKS--continued[1]
		Financials--continued
800		Simmons 1st National Corp., Class A	$20,744
700		Smithtown Bancorp, Inc.	9,380
5,600		South Financial Group, Inc.	9,296
767		Southside Bancshares, Inc.	16,326
900		Southwest Bancorp, Inc.	6,165
1,455		Sovran Self Storage, Inc.	32,796
947		State Auto Financial Corp.	15,370
1,000		State Bancorp, Inc.	8,240
1,400		StellarOne Corporation	18,018
1,185		Sterling Bancorp	13,556
4,711		Sterling Bancshares, Inc.	31,328
3,361		Sterling Financial Corp. WA	10,722
1,077		Stewart Information Services Corp.	24,351
1,699	[2]	Stifel Financial Corp.	83,642
4,450		Strategic Hotels & Resorts, Inc.	3,738
300	[2]	Stratus Properties, Inc.	2,709
600		Suffolk Bancorp	15,360
930	[2]	Sun Bancorp, Inc.	6,121
1,066		Sun Communities, Inc.	15,617
3,623		Sunstone Hotel Investors, Inc.	19,166
5,564		Susquehanna Bankshares, Inc.	44,846
1,990		Tanger Factory Outlet Centers, Inc.	66,307
708	[2]	Tejon Ranch Co.	16,426
7	[3]	Teton Advisors, Inc.	16
1,800	[2]	Texas Capital Bancshares, Inc.	25,200
1,300		Thomas Properties Group, Inc.	2,613
1,200	[2]	Thomas Weisel Partners Group, Inc.	5,424
424		Tompkins Financial Corporation	17,872
2,334		Tower Group, Inc.	63,461
1,300		TowneBank	22,399
2,100	[2]	Tradestation Group, Inc.	17,031
800		TriCo Bancshares	12,800
4,931		Trustco Bank Corp.	29,586
3,200		Trustmark Corp.	69,568
3,250		U-Store-It Trust	11,147
800		U.S. Global Investors, Inc., Class A	4,416
7,900		UCBH Holdings, Inc.	10,112
2,000		UMB Financial Corp.	91,540
		COMMON STOCKS--continued[1]
		Financials--continued
3,872		Umpqua Holdings Corp.	$37,132
850		Union Bankshares Corp.	14,526
2,471	[2]	United America Indemnity Ltd., Class A	12,528
2,400		United Bankshares, Inc.	62,256
2,685	[4]	United Community Banks, Inc.	17,318
1,636		United Community Financial Corp.	3,387
1,200		United Financial Bancorp, Inc.	15,924
1,500		United Fire & Casualty Co.	28,005
412		United Security Bancshares	2,983
800		Universal Health Realty Trust, Inc.	25,616
800		Univest Corp.	16,696
1,300		Urstadt Biddle Properties, Class A	19,968
4,200		Validus Holdings Ltd.	94,080
600		ViewPoint Financial Group	9,336
370		Virtusa Corp.	4,199
700	[2]	Virtusa Corp.	4,473
144		W Holding Co., Inc.	3,336
400		WSFS Financial Corp.	10,844
3,402		Washington Real Estate Investment Trust	72,565
800		Washington Trust Bancorp	14,600
400	[2]	Waterstone Financial Inc.	1,140
1,735		Wesbanco, Inc.	34,509
1,200		West Bancorp., Inc.	10,560
1,000		West Coast Bancorp	2,820
1,900		WestAmerica Bancorp.	101,897
1,500	[2]	Western Alliance Bancorp	9,765
2,128		Westfield Financial, Inc.	19,876
300		Westwood Holdings Group, Inc.	11,841
1,300		Wilshire Bancorp, Inc.	5,252
560		Winthrop Realty Trust	4,928
1,499		Wintrust Financial Corp.	25,483
1,100		Wonder Auto Technology, Inc.	9,020
1,100	[2]	World Acceptance Corp.	32,648
2,368		Zenith National Insurance Corp.	53,967
1,600	[2]	eHealth, Inc.	30,704
3,260	[2]	thinkorswim Group, Inc.	30,970

		TOTAL	9,492,699

		COMMON STOCKS--continued[1]
		Health Care--13.8%
1,140	[2]	AMAG Pharmaceutical, Inc.	$51,129
2,193	[2]	AMN Healthcare Services, Inc.	15,110
1,400	[2]	Abaxis, Inc.	21,168
2,200	[2]	Abiomed, Inc.	14,674
1,900	[2]	Acadia Pharmaceuticals, Inc.	1,881
1,900	[2]	Accelrys, Inc.	8,550
2,400	[2]	Accuray, Inc.	14,520
2,400	[2]	Acorda Therapeutics, Inc.	47,592
400	[2]	Acura Pharmaceuticals, Inc.	2,776
3,100	[2]	Adolor Corp.	6,975
800	[2]	Affymax, Inc.	14,192
4,500	[2]	Affymetrix, Inc.	21,105
700	[2]	Air Methods Corp.	18,585
3,400	[2]	Akorn, Inc.	2,856
1,494	[2]	Albany Molecular Research, Inc.	14,581
5,306	[2]	Alexion Pharmaceuticals, Inc.	177,327
1,200	[2]	Alexza Pharmaceuticals, Inc.	1,992
3,900	[2]	Align Technology, Inc.	48,399
6,000	[2]	Alkermes, Inc.	45,900
1,500	[2]	Alliance Imaging, Inc.	11,805
3,400	[2]	Allos Therapeutics, Inc.	20,842
9,421	[2]	Allscripts Healthcare Solutions, Inc.	117,009
400	[2]	Almost Family, Inc.	9,880
2,300	[2]	Alnylam Pharmaceuticals, Inc.	42,251
1,400	[2]	Alphatec Holdings, Inc.	2,870
1,666	[2]	Amedisys, Inc.	55,878
4,700	[2]	American Medical Systems Holdings, Inc.	58,139
3,500	[2]	Amerigroup Corp.	104,545
300	[2]	Amicus Therapeutics, Inc.	2,685
2,000	[2]	Amsurg Corp.	41,080
895		Analogic Corp.	32,578
1,600	[2]	AngioDynamics, Inc.	20,272
2,300	[2]	ArQule, Inc.	10,235
800	[2]	Ardea Biosciences Inc.	9,872
4,900	[2]	Arena Pharmaceuticals, Inc.	13,769
5,902	[2]	Ariad Pharmaceuticals, Inc.	8,853
3,200	[2]	Array BioPharma, Inc.	9,376
680		Assisted Living Concepts, Inc.	13,484
		COMMON STOCKS--continued[1]
		Health Care--continued
1,300	[2]	Athenahealth, Inc.	$41,340
100		Atrion Corp.	8,956
2,700	[2]	Auxilium Pharmaceutical, Inc.	61,830
1,500	[2]	BMP Sunstone Corp.	5,850
1,200	[2]	Bio Rad Laboratories, Inc., Class A	83,628
700	[2]	Bio-Reference Laboratories, Inc.	17,969
900	[2]	BioMimetic Therapeutics, Inc.	7,749
800	[2]	Biodel, Inc.	3,840
1,200	[2]	Bioform Medical, Inc.	1,344
3,352	[2]	Bruker BioSciences Corp.	22,056
1,802	[2]	CONMED Corp.	24,003
1,600	[2]	Cadence Pharmaceuticals, Inc.	16,192
3,500	[2]	Caliper Technologies Corp.	5,040
1,765	[2]	Cambrex Corp.	4,112
800	[2]	Cantel Medical Corp.	11,304
1,300	[2]	Capital Senior Living Corp.	5,135
600	[2]	Caraco Pharmaceutical Laboratories, Ltd.	2,688
1,100	[2]	Cardiac Science Corp.	3,245
300	[2]	CardioNet, Inc.	6,225
2,100	[2]	Catalyst Health Solutions, Inc.	47,355
5,200	[2]	Celera Corporation	42,068
5,290	[2]	Cell Genesys, Inc.	2,962
1,000		Celldex Therapeutics, Inc.	8,660
2,800	[2]	Centene Corp.	51,436
3,700	[2]	Cepheid, Inc.	35,890
1,426		Chemed Corp.	60,363
800	[2]	Chindex International, Inc.	6,552
600		Clinical Data, Inc.	7,686
3,300	[2]	Columbia Laboratories, Inc.	4,587
600		Computer Programs & Systems, Inc.	20,994
1,800	[2]	Conceptus, Inc.	24,372
471	[2]	Corvel Corp.	10,597
1,000	[2]	Cougar Biotechnology, Inc.	34,920
1,900	[2]	Cross Country Healthcare, Inc.	16,739
1,900	[2]	Cryolife, Inc.	10,317
3,638	[2]	Cubist Pharmaceuticals, Inc.	60,391
1,498	[2]	Cyberonics, Inc.	19,834
500	[2]	Cynosure, Inc., Class A	3,060
		COMMON STOCKS--continued[1]
		Health Care--continued
2,400	[2]	Cypress Biosciences, Inc.	$17,280
2,600	[2]	Cytokinetics, Inc.	4,836
1,900	[2]	Cytori Therapeutics, Inc.	3,401
6,300	[2,4]	Dendreon Corp.	133,560
3,500	[2]	DepoMed, Inc.	7,280
2,300	[2]	Dexcom, Inc.	10,304
1,201	[2]	Dionex Corp.	75,663
5,900	[2]	Discovery Laboratories, Inc.	5,133
4,700	[2]	Durect Corp.	11,468
3,800	[2]	Dyax Corp.	7,448
3,494	[2]	Eclipsys Corp.	46,121
600	[2]	Emergency Medical Services Corp., Class A	20,904
900	[2]	Emergent Biosolutions, Inc.	9,639
1,300	[2]	Emeritus Corp.	11,752
600		Ensign Group, Inc.	9,300
1,908	[2]	Enzo Biochem, Inc.	7,823
2,900	[2]	Enzon, Inc.	16,675
4,568	[2]	Ev3, Inc.	38,188
500	[2]	Exactech, Inc.	6,625
6,755	[2]	Exelixis, Inc.	33,302
1,520		Facet Biotech Corp.	14,212
2,200	[2]	Five Star Quality Care, Inc.	3,718
61,000	[3]	Five Star Quality Care, Inc., Rights	0
1,200	[2]	GTX, Inc.	11,796
900	[2]	Genomic Health, Inc.	20,250
600	[2]	Genoptix, Inc.	17,448
1,600	[2]	Gentiva Health Services, Inc.	25,488
5,640	[2]	Geron Corp.	28,990
1,500	[2]	Greatbatch Technologies, Inc.	31,560
1,600	[2]	HMS Holdings Corp.	47,968
1,664	[2]	Haemonetics Corp.	85,912
3,900	[2]	Halozyme Therapeutics, Inc.	24,648
2,000	[2]	Hanger Orthopedic Group, Inc.	27,820
1,700	[2]	Hansen Medical, Inc.	9,129
5,700	[2]	HealthSouth Corp.	53,409
3,200	[2]	Healthspring, Inc.	29,536
2,300	[2]	Healthways, Inc.	23,989
9,100	[2]	Human Genome Sciences, Inc.	19,929
		COMMON STOCKS--continued[1]
		Health Care--continued
1,200	[2]	I-Flow Corp.	$6,000
800	[2]	ICU Medical, Inc.	30,080
300	[2]	IPC The Hospitalist Co., Inc.	5,499
1,200	[2]	IRIS International, Inc.	13,404
1,500	[2]	Idenix Pharmaceuticals, Inc.	5,550
1,200	[2]	Idera Pharmaceuticals, Inc.	7,212
4,552	[2]	Immucor, Inc.	74,152
3,300	[2]	Immunogen, Inc.	22,935
3,600	[2]	Immunomedics, Inc.	4,176
5,100	[2]	Incyte Genomics, Inc.	12,036
2,900	[2]	Inspire Pharmaceuticals, Inc.	13,021
1,200	[2]	Insulet Corp.	6,900
1,200	[2]	Integra Lifesciences Corp.	30,984
2,248	[2]	InterMune, Inc.	30,438
2,063		Invacare Corp.	31,750
5,778	[2]	Isis Pharmaceuticals, Inc.	90,599
3,500	[2]	Javelin Pharmaceuticals, Inc.	4,690
400	[2]	Jazz Pharmaceuticals, Inc.	220
2,150	[2]	KV Pharmaceutical Co., Class A	3,010
800	[2]	Kendle International, Inc.	7,120
500	[2]	Kensey Nash Corp.	10,470
1,780	[2]	Kindred Healthcare, Inc.	23,176
900	[2]	LHC Group, Inc.	20,538
600		Landauer, Inc.	31,788
4,800	[2]	Lexicon Pharmaceuticals, Inc.	5,280
500	[2]	Life Sciences Research, Inc.	3,380
6,600	[2]	Ligand Pharmaceuticals, Inc., Class B	19,734
2,639	[2]	Luminex Corp.	43,306
300	[2]	MAP Pharmaceuticals, Inc.	846
700	[2]	MWI Veterinary Supply, Inc.	21,756
2,400	[2]	Magellan Health Services, Inc.	70,944
3,300	[2,4]	Mannkind Corp.	13,497
900	[2]	Marshall Edwards, Inc.	495
2,100	[2]	Martek Biosciences Corp.	38,262
3,000	[2]	Masimo Corp.	86,700
1,407	[2]	Maxygen, Inc.	8,231
1,200	[2]	MedAssets, Inc.	20,688
1,100	[2]	MedCath Corp.	11,132
		COMMON STOCKS--continued[1]
		Health Care--continued
8,200	[2]	Medarex, Inc.	$48,544
800	[2]	Medical Action Industries, Inc.	7,760
3,400	[2]	Medicines Co.	33,932
3,600		Medicis Pharmaceutical Corp., Class A	57,852
1,600		Medivation, Inc.	30,928
2,573		Meridian Bioscience, Inc.	44,719
1,754	[2]	Merit Medical Systems, Inc.	27,205
1,300	[2]	Metabolix, Inc.	10,270
900	[2]	Micrus Endovascular Corp.	6,228
2,600	[2]	MiddleBrook Pharmaceuticals, Inc.	3,666
1,300	[2]	Molecular Insight Pharmaceuticals, Inc.	4,836
900	[2]	Molina Healthcare, Inc.	19,485
1,700	[2]	Momenta Pharmaceuticals, Inc.	19,040
5,800	[2]	Myriad Genetics, Inc.	224,982
3,200	[2]	NPS Pharmaceuticals, Inc.	11,072
3,303	[2]	Nabi Biopharmaceuticals	11,362
700	[2]	Nanosphere, Inc.	2,450
500		National Healthcare Corp.	19,850
100		National Research Corp.	2,521
1,800	[2]	Natus Medical, Inc.	15,804
6,000	[2]	Nektar Therapeutics	33,600
900	[2]	Neogen Corp.	20,403
2,400	[2]	Neurocrine Biosciences, Inc.	7,920
1,300	[2]	Nighthawk Radiology Holdings, Inc.	4,641
3,900	[2,4]	Novavax, Inc.	9,516
1,601	[2]	Noven Pharmaceuticals, Inc.	16,522
2,300	[2]	NuVasive, Inc.	87,170
1,300	[2]	NxStage Medical, Inc.	2,912
3,700	[2]	OSI Pharmaceuticals, Inc.	124,209
1,200	[2]	Obagi Medical Products, Inc.	7,212
2,075	[2]	Odyssey Healthcare, Inc.	21,497
2,100	[2]	Omnicell, Inc.	18,480
3,570	[2]	Onyx Pharmaceuticals, Inc.	92,463
2,600	[2]	Opko Health, Inc.	3,068
1,900	[2]	Optimer Pharmaceuticals, Inc.	26,543
3,000	[2]	OraSure Technologies, Inc.	10,860
1,500	[2]	Orexigen Therapeutics, Inc.	4,260
1,100	[2]	Orthofix International NV	18,755
		COMMON STOCKS--continued[1]
		Health Care--continued
4,600	[2]	Orthovita, Inc.	$13,524
900	[2,4]	Osiris Therapeutics, Inc.	11,403
2,526		Owens & Minor, Inc.	87,602
7,700		PDL BioPharma, Inc.	55,055
3,961	[2]	PSS World Medical, Inc.	57,514
2,200	[2]	Pain Therapeutics, Inc.	10,428
1,200	[2]	Palomar Medical Technologies, Inc.	10,332
2,200	[2]	Par Pharmaceutical Cos., Inc.	23,606
3,610	[2]	Parexel International Corp.	35,775
1,988	[2]	PharMerica Corp.	36,281
1,300	[2]	Pharmasset, Inc.	11,700
2,800	[2]	Phase Forward, Inc.	39,928
1,500	[2]	Pozen, Inc.	11,490
1,700	[2]	Progenics Pharmaceuticals, Inc.	9,316
640	[2]	Protalix Biotherapeutics, Inc.	1,869
900	[2]	Providence Service Corp.	8,838
3,500	[2]	Psychiatric Solutions, Inc.	67,865
3,200	[2]	Questcor Pharmaceuticals, Inc.	14,400
1,800	[2]	Quidel Corp.	20,952
3,500	[2]	RTI Biologics, Inc.	12,390
1,700	[2]	Radnet, Inc.	2,618
4,012	[2]	Regeneron Pharmaceuticals, Inc.	53,199
1,199	[2]	RehabCare Group, Inc.	20,023
2,200	[2]	Repligen Corp.	9,350
1,600	[2]	Res-Care, Inc.	25,632
1,600	[2]	Rexahn Pharmaceuticals, Inc.	1,040
2,356	[2]	Rigel Pharmaceuticals, Inc.	15,644
3,050	[2]	Salix Pharmaceuticals Ltd.	33,550
2,400	[2]	Sangamo BioSciences, Inc.	10,200
3,848	[2]	Savient Pharmaceuticals, Inc.	20,317
4,200	[2]	Seattle Genetics, Inc.	38,766
3,900	[2]	Sequenom, Inc.	14,118
1,100	[2]	Sirona Dental Systems, Inc.	17,996
1,100	[2]	Skilled Healthcare Group, Inc., Class A	9,603
800	[2]	Somanetics Corp.	12,968
1,087	[2]	SonoSight, Inc.	19,609
2,000	[2]	Spectranetics Corp.	7,800
1,600	[2]	Stereotaxis, Inc.	5,344
		COMMON STOCKS--continued[1]
		Health Care--continued
3,700		Steris Corp.	$89,170
700	[2]	Sucampo Pharmaceuticals, Inc., Class A	4,550
2,800	[2]	Sun Healthcare Group, Inc.	23,716
2,176	[2]	Sunrise Senior Living, Inc.	5,549
1,032	[2]	SurModics, Inc.	22,394
2,300	[2]	Symmetry Medical, Inc.	16,698
800	[2]	Synovis Life Technologies, Inc.	12,144
1,200	[2]	Synta Pharmaceuticals Corp.	3,900
1,000	[2]	Synthesis Energy Systems, Inc.	3,590
3,300	[2]	Theravance, Inc.	47,289
3,530	[2]	Thoratec Laboratories Corp.	102,582
2,800	[2]	TomoTherapy, Inc.	7,224
900	[2]	Trans1, Inc.	6,552
800	[2]	Triple-S Management Corp., Class B	10,256
800	[2]	U.S. Physical Therapy, Inc.	9,344
1,673	[2]	United Therapeutics Corp.	105,081
2,600	[2]	Universal American Financial Corp.	26,858
4,100	[2]	Valeant Pharmaceuticals International	68,716
1,860	[2]	Varian, Inc.	61,417
5,100	[2]	ViroPharma, Inc.	28,713
300	[2,4]	Virtual Radiologic Corp.	2,748
1,300	[2]	Vision-Sciences, Inc.	1,547
1,000	[2]	Vital Images, Inc.	10,130
4,500	[2]	Vivus, Inc.	18,045
900	[2]	Vnus Medical Technologies, Inc.	19,935
3,000	[2]	Volcano Corp.	39,570
2,084		West Pharmaceutical Services, Inc.	68,043
2,400	[2]	Wright Medical Group, Inc.	33,000
8,400	[2]	XOMA Ltd.	4,536
1,800	[2]	Xenoport, Inc.	24,606
1,388	[2]	Zoll Medical Corp.	22,319
2,400	[2]	Zymogenetics, Inc.	8,400
2,825	[2]	eResearch Technology, Inc.	14,323
2,100	[2]	inVentiv Health, Inc.	23,289

		TOTAL	6,615,343

		COMMON STOCKS--continued[1]
		Industrials--15.7%
1,100	[2]	3D Systems Corp.	$7,711
2,467	[2]	AAR Corp.	37,178
2,804		ABM Industries, Inc.	49,126
600	[2]	AMERCO	19,470
100	[2]	AMREP Corp.	1,859
1,331	[2]	ATC Technology Corp.	21,150
800	[2]	AZZ, Inc.	24,744
850		Aaon, Inc.	16,558
3,200	[2]	Acco Brands Corp.	6,688
1,700		Aceto Corp.	12,155
3,600		Actuant Corp.	44,136
2,577		Acuity Brands, Inc.	74,063
1,426		Administaff, Inc.	38,017
2,800	[2]	Advanced Battery Technologies, Inc.	7,700
1,000	[2]	Advisory Board Co.	18,640
700	[2]	Aerovironment, Inc.	16,562
7,594	[2]	AirTran Holdings, Inc.	52,778
3,100		Aircastle Ltd.	20,460
1,700	[2]	Akeena Solar, Inc.	1,887
500		Alamo Group, Inc.	5,630
2,351	[2]	Alaska Air Group, Inc.	39,450
1,956		Albany International Corp., Class A	18,152
900	[2]	Allegiant Travel Co.	46,836
1,800	[2]	Altra Holdings, Inc.	9,846
2,400	[2]	American Commercial Lines, Inc.	11,952
1,100		American Ecology, Inc.	18,172
600		American Railcar Industries, Inc.	5,472
2,400	[2]	American Reprographics Co.	15,480
600		American Science & Engineering, Inc.	36,156
2,700	[2,4]	American Superconductor Corp.	69,390
700		American Woodmark Corp.	14,490
600		Ameron, Inc.	35,502
600		Ampco-Pittsburgh Corp.	14,616
1,900		Apogee Enterprises, Inc.	25,460
2,683		Applied Industrial Technologies, Inc.	60,367
800		Applied Signal Technology, Inc.	15,808
800	[2]	Argon ST, Inc.	16,312
1,484		Arkansas Best Corp.	34,251
		COMMON STOCKS--continued[1]
		Industrials--continued
600	[2]	Ascent Solar Technologies, Inc.	$2,712
1,161	[2]	Astec Industries, Inc.	35,782
900	[2]	Atlas Air Worldwide Holdings, Inc.	23,895
600	[2]	Axsys Technologies, Inc.	25,146
900		Badger Meter, Inc.	35,064
500	[2]	Baker Michael Corp.	16,800
2,976		Baldor Electric Co.	69,043
3,056		Barnes Group, Inc.	43,273
6,300	[2,4]	Beacon Power Corp.	5,355
2,900	[2]	Beacon Roofing Supply, Inc.	46,110
2,972		Belden, Inc.	47,909
2,500	[2]	Blount International, Inc.	16,000
1,774		Bowne & Co., Inc.	9,065
3,274		Brady (W.H.) Co.	68,983
3,200		Briggs & Stratton Corp.	47,616
900	[2]	Builders Firstsource, Inc.	2,979
400	[2]	CAI International, Inc.	1,464
2,859	[2]	CBIZ, Inc.	22,472
851		CDI Corp.	10,169
1,100		CIRCOR International, Inc.	28,303
3,218		CLARCOR, Inc.	100,015
900	[2]	COMSYS IT Partners, Inc.	4,752
700	[2]	CRA International, Inc.	16,338
9,500	[2]	Capstone Turbine Corp.	7,600
600		Cascade Corp.	14,502
1,509	[2]	Casella Waste Systems, Inc.	3,109
1,400	[2]	Celadon Group, Inc.	9,576
3,200	[2]	Cenveo, Inc.	15,104
1,700	[2]	Ceradyne, Inc.	29,308
1,800	[2]	Chart Industries, Inc.	24,894
1,300	[2]	China Architectural Engineering, Inc.	2,015
2,200	[2]	China BAK Battery, Inc.	4,686
800	[2]	China Fire & Security Group, Inc.	8,808
1,300	[2]	Clean Harbors, Inc.	65,130
1,245	[2]	CoStar Group, Inc.	46,127
500	[2]	Coleman Cable, Inc.	1,245
1,400	[2]	Colfax Corp.	12,082
1,200	[2]	Columbus McKinnon Corp.	15,552
		COMMON STOCKS--continued[1]
		Industrials--continued
2,600		Comfort Systems USA, Inc.	$28,054
1,250	[2]	Commercial Vehicle Group, Inc.	1,200
600	[2]	Consolidated Graphics, Inc.	11,652
700	[2]	Cornell Corrections, Inc.	12,726
650		Courier Corp.	10,192
1,000		Cubic Corp.	28,710
2,864		Curtiss Wright Corp.	91,562
500	[2]	DXP Enterprises, Inc.	6,640
3,300		Deluxe Corp.	47,850
1,500	[2]	Dollar Thrifty Automotive Group	5,640
700		Ducommun, Inc.	12,124
600	[2]	Duff & Phelps Corp.	11,316
2,600	[2]	Dycom Industries, Inc.	21,892
600	[2]	Dynamex, Inc.	8,826
800		Dynamic Materials Corp.	12,832
1,600	[2]	Dyncorp International, Inc., Class A	24,400
1,666	[2]	ESCO Technologies, Inc.	69,272
3,000		Eagle Bulk Shipping, Inc.	19,560
4,312	[2]	Emcor Group, Inc.	89,646
1,300	[2]	EnPro Industries, Inc.	20,748
1,250		Encore Wire Corp.	27,300
2,600	[2]	Ener1, Inc.	15,314
700	[2]	EnerNOC, Inc.	12,229
1,800	[2]	EnerSys, Inc.	30,690
2,875	[2]	Energy Conversion Devices, Inc.	52,842
1,000	[2]	Energy Recovery, Inc.	7,880
2,100		Energysolutions, Inc.	20,370
1,500		Ennis Business Forms, Inc.	13,500
1,851	[2]	Esterline Technologies Corp.	48,774
9,300	[2,4]	Evergreen Solar, Inc.	22,599
900	[2]	Exponent, Inc.	25,110
3,113		Federal Signal Corp.	24,188
700	[2]	First Advantage Corp., Class A	10,038
900	[2]	Flanders Corp.	4,779
2,200	[2]	Flow International Corp.	4,004
4,400	[2]	Force Protection, Inc.	33,528
1,851		Forward Air Corp.	30,856
1,440		Franklin Electronics, Inc.	34,114
		COMMON STOCKS--continued[1]
		Industrials--continued
800		Freightcar America, Inc.	$15,384
1,200	[2,4]	Fuel Tech, Inc.	15,732
4,540	[2]	Fuelcell Energy, Inc.	14,437
2,200	[2]	Furmanite Corp.	8,712
1,000	[2]	Fushi Copperweld, Inc.	5,080
1,255		G & K Services, Inc., Class A	31,337
2,000	[2]	GT Solar International, Inc.	14,180
3,690	[2]	GenCorp, Inc.	8,856
1,600		Genco Shipping & Trading Ltd.	30,560
2,025	[2]	Genesee & Wyoming, Inc., Class A	60,750
3,300	[2]	Geo Group, Inc.	54,879
1,200	[2]	GeoEye, Inc.	29,868
1,818		Gibraltar Industries, Inc.	12,181
893		Gorman Rupp Co.	19,021
7,718	[2]	GrafTech International Ltd.	67,841
700		Graham Corp.	8,750
2,066		Granite Construction, Inc.	81,504
2,400	[2]	Great Lakes Dredge & Dock Corp.	9,504
1,100		Greenbrier Cos., Inc.	9,361
3,489	[2]	Griffon Corp.	30,250
1,100	[2]	H&E Equipment Services, Inc.	8,283
2,900		HNI Corp.	44,950
300	[2,4]	Harbin Electric, Inc.	2,394
2,800	[2]	Hawaiian Holdings, Inc.	13,972
2,675		Healthcare Services Group, Inc.	47,829
3,500		Heartland Express, Inc.	52,325
1,458		Heico Corp.	41,859
1,122		Heidrick & Struggles International, Inc.	18,962
900	[2]	Herley Industries, Inc.	9,306
6,169	[2]	Hexcel Corp.	59,161
1,400	[2]	Hill International, Inc.	5,656
1,900		Horizon Lines, Inc., Class A	10,108
1,200		Houston Wire & Cable Co.	11,568
2,400	[2]	Hub Group, Inc.	55,200
1,500	[2]	Hudson Highland Group, Inc.	2,460
300	[2]	Hurco Co., Inc.	4,599
1,300	[2]	Huron Consulting Group, Inc.	62,335
500	[2]	ICF International, Inc.	13,755
		COMMON STOCKS--continued[1]
		Industrials--continued
500	[2]	ICT Group, Inc.	$3,540
1,548	[2]	II-VI, Inc.	37,106
2,100	[2]	Innerworkings, Inc.	10,605
2,392	[2]	Insituform Technologies, Inc., Class A	36,669
1,100		Insteel Industries, Inc.	8,195
600	[2]	Integrated Electrical Services, Inc.	5,766
3,505		Interface, Inc.	20,294
2,100	[2]	Interline Brands, Inc.	27,216
400	[2]	International Shipholding Corp.	8,400
10,900	[2]	Jet Blue Airways Corp.	53,737
100	[2]	K-Tron International, Inc.	8,042
1,900	[2]	KForce Com, Inc.	20,729
828	[2]	Kadant, Inc.	10,218
1,641		Kaman Corp., Class A	27,749
2,168		Kaydon Corp.	69,289
1,720		Kelly Services, Inc., Class A	19,539
400	[2]	Key Technology, Inc.	4,216
2,196		Kimball International, Inc., Class B	12,056
3,672		Knight Transportation, Inc.	64,921
3,100		Knoll, Inc.	21,948
3,008	[2]	Korn/Ferry International	31,855
700	[2]	L.B. Foster Co.	22,925
1,600	[2]	LECG Corp.	4,656
600	[2]	LMI Aerospace, Inc.	3,954
1,075		LSI Industries, Inc.	6,031
700	[2]	La Barge, Inc.	5,775
1,000	[2]	Ladish Co., Inc.	7,570
278		Lawson Products, Inc.	3,191
1,200	[2]	Layne Christensen Co.	25,992
772		Lindsay Manufacturing Co.	30,039
1,100	[2]	Lydall, Inc.	4,719
800	[2]	M & F Worldwide Corp.	12,760
2,787	[2]	MOOG, Inc., Class A	74,636
6,058	[2]	MPS Group, Inc.	48,706
1,000	[2]	Marten Transport Ltd.	20,740
3,100	[2]	Mastec, Inc.	38,781
1,412		McGrath Rentcorp.	29,850
		COMMON STOCKS--continued[1]
		Industrials--continued
1,499	[2]	Medis Technologies Ltd.	$540
1,100		Met-Pro Corp.	11,209
1,600	[2]	Metalico, Inc.	3,680
4,600	[2]	Microvision, Inc.	8,556
1,158	[2]	Middleby Corp.	50,686
3,600		Miller Herman, Inc.	53,532
1,976		Mine Safety Appliances Co.	48,708
2,252	[2]	Mobile Mini, Inc.	30,852
2,381		Mueller Industries, Inc.	52,311
7,420		Mueller Water Products, Inc.	31,090
550		Multi-Color Corp.	6,529
414		NACCO Industries, Inc., Class A	15,836
1,327	[2]	NCI Building System, Inc.	5,242
800		NN, Inc.	1,048
3,139	[2]	Navigant Consulting, Inc.	46,175
2,186		Nordson Corp.	79,308
3,000	[2]	Odyssey Marine Exploration, Inc.	10,440
1,775	[2]	Old Dominion Freight Lines, Inc.	49,966
200	[2]	Omega Flex, Inc.	3,092
2,100	[2]	On Assignment, Inc.	7,392
3,762	[2]	Orbital Sciences Corp.	58,161
400	[2]	Orion Energy Systems, Inc.	1,700
1,400	[2]	Orion Marine Group, Inc.	20,972
2,271		Otter Tail Corp.	50,371
800	[2]	PMFG Inc.	4,816
1,100	[2]	PRG-Schultz International, Inc.	3,256
2,300		Pacer International, Inc.	9,752
500	[2]	Park-Ohio Holdings Corp.	2,325
100	[2]	Patriot Transportation Holding, Inc.	6,904
3,100	[2]	Perini Corp.	53,630
1,100	[2]	Pike Electric Corp.	11,418
6,100	[2]	Plug Power, Inc.	6,039
900	[2]	Polypore International, Inc.	6,786
500	[2]	Powell Industries, Inc.	17,995
4,700	[2]	Power-One, Inc.	5,687
1,200	[2]	PowerSecure International, Inc.	4,968
100		Preformed Line Products Co.	3,710
		COMMON STOCKS--continued[1]
		Industrials--continued
200	[2]	Protection One, Inc.	$614
2,355		Quanex Building Products Corp.	24,139
1,400	[2]	RBC Bearings, Inc.	25,900
3,100	[2]	RSC Holdings, Inc.	22,165
1,000		Raven Industries, Inc.	23,900
2,098		Regal Beloit Corp.	85,242
2,300	[2]	Republic Airways Holdings, Inc.	16,468
2,900	[2]	Resources Connection, Inc.	56,695
1,794		Robbins & Myers, Inc.	33,996
2,735		Rollins, Inc.	49,230
2,150	[2]	Rush Enterprises, Inc.	28,294
901	[2]	Saia, Inc.	11,767
776		Sauer-Danfoss, Inc.	3,220
900		Schawk, Inc.	6,471
1,260	[2]	School Specialty, Inc.	23,650
23		Seaboard Corp.	21,505
2,408		Simpson Manufacturing Co., Inc.	53,602
3,800		SkyWest, Inc.	45,752
1,304		Smith (A.O.) Corp.	40,541
3,465	[2]	Spherion Corp.	12,439
500	[2]	Standard Parking Corp.	7,620
1,030		Standard Register	5,377
877		Standex International Corp.	12,164
600	[2]	Stanley, Inc.	15,468
800	[2]	Sterling Construction Co., Inc.	15,016
650		Sun Hydraulics Corp.	11,765
2,100	[2]	Sykes Enterprises, Inc.	41,286
900		TAL International Group, Inc.	8,622
700	[2]	TBS International Ltd., Class A	5,551
1,700	[2]	Taleo Corp., Class A	20,417
4,000	[2]	Taser International, Inc.	19,200
1,200	[2]	Team, Inc.	17,244
1,026	[2]	Tecumseh Products Co., Class A	10,475
2,252	[2]	Teledyne Technologies, Inc.	71,906
1,122		Tennant Co.	16,684
3,787	[2]	Tetra Tech, Inc.	93,009
600		Textainer Group Holdings Ltd.	5,316
		COMMON STOCKS--continued[1]
		Industrials--continued
900	[2]	Thermadyne Holdings Corp.	$2,880
2,225		Titan International, Inc.	13,461
400	[2]	Titan Machinery, Inc.	4,052
2,100	[2]	TransDigm Group, Inc.	73,794
1,521		Tredegar Industries, Inc.	26,739
1,029	[2]	Trex Co., Inc.	11,268
700	[2]	TriMas Corp.	1,750
1,110		Triumph Group, Inc.	45,876
2,870	[2]	TrueBlue, Inc.	27,868
500		Twin Disc, Inc.	3,410
9,100	[2]	UAL Corp.	44,772
7,400	[2]	US Airways Group, Inc.	28,046
900	[2]	Ultralife Batteries, Inc.	6,435
1,500	[2]	Ultrapetrol Bahamas Ltd.	5,580
100	[2]	United Capital Corp.	1,796
1,493	[2]	United Stationers, Inc.	48,866
1,038		Universal Forest Products, Inc.	34,835
400	[2]	Universal Truckload Services, Inc.	4,928
300		VSE Corporation	8,967
3,000	[2]	Valence Technology, Inc.	6,720
1,300		Viad Corp.	24,804
1,166		Vicor Corp.	6,261
761	[2]	Volt Information Science, Inc.	5,464
2,172		Wabash National Corp.	2,715
3,035		Wabtec Corp.	115,755
4,979	[2]	Waste Connections, Inc.	128,359
1,266	[2]	Waste Services, Inc.	6,836
1,548		Watsco, Inc.	66,487
2,740		Watson Wyatt & Co. Holdings	145,357
1,847		Watts Industries, Inc., Class A	41,114
2,700		Werner Enterprises, Inc.	44,145
3,788		Woodward Governor Co.	75,608
1,100	[2]	Xerium Technologies, Inc.	913
3,800	[2]	YRC Worldwide, Inc.	11,514

		TOTAL	7,516,255

		COMMON STOCKS--continued[1]
		Information Technology--18.3%
26,000	[2]	3Com Corp.	$105,300
1,700	[2]	3Par, Inc.	13,022
2,241	[2]	ACI Worldwide, Inc.	38,702
2,070	[2]	ATMI, Inc.	32,685
1,600	[2]	Acme Packet, Inc.	12,336
1,551	[2]	Actel Corp.	19,186
3,400	[2]	Actuate Software Corp.	12,580
3,900		Acxiom Corp.	37,635
7,800	[2]	Adaptec, Inc.	22,308
3,600		Adtran, Inc.	76,140
3,200	[2]	Advanced Analogic Technologies, Inc.	15,360
2,169	[2]	Advanced Energy Industries, Inc.	18,285
1,100	[2]	Advent Software, Inc.	36,564
1,479		Agilysys, Inc.	8,918
1,400	[2]	Airvana, Inc.	7,966
1,600		American Software, Inc., Class A	8,880
7,100	[2]	Amkor Technology, Inc.	30,601
4,200	[2]	Anadigics, Inc.	12,684
880	[2]	Anaren Microwave, Inc.	11,449
1,830	[2]	Anixter International, Inc.	72,797
4,225	[2]	Applied Micro Circuits Corp.	23,026
400	[2]	ArcSight, Inc.	6,040
5,479	[2]	Ariba, Inc.	52,653
7,926	[2]	Arris Group, Inc.	84,570
8,300	[2]	Art Technology Group, Inc.	26,062
2,200	[2]	Asiainfo Holdings, Inc.	36,850
3,800	[2]	Atheros Communications	65,436
1,700	[2]	Authentec, Inc.	3,162
2,000	[2]	Avid Technology, Inc.	22,140
2,860	[2]	Avocent Corp.	41,298
6,500	[2]	Axcelis Technologies, Inc.	3,055
800	[2]	Bankrate, Inc.	20,000
700		Bel Fuse, Inc.	11,326
4,392	[2]	Benchmark Electronics, Inc.	53,275
2,300	[2]	Bigband Networks, Inc.	13,478
1,122		Black Box Corp.	30,709
2,885		Blackbaud, Inc.	43,910
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,000	[2]	Blackboard, Inc.	$68,060
2,100	[2]	Blue Coat Systems, Inc.	27,846
1,300	[2]	Bottomline Technologies, Inc.	10,205
3,210	[2]	Brightpoint, Inc.	16,724
4,132	[2]	Brooks Automation, Inc.	25,701
1,900	[2]	CACI International, Inc., Class A	75,145
500	[2]	CPI International, Inc.	5,475
2,300	[2]	CSG Systems International, Inc.	33,350
2,150		CTS Corp.	13,051
1,500	[2]	Cabot Microelectronics Corp.	43,215
2,100	[2]	Callidus Software, Inc.	6,783
365		Cass Information Systems, Inc.	12,311
2,000	[2]	Cavium Networks, Inc.	25,160
1,400	[2]	Ceva, Inc.	11,550
2,532	[2]	Checkpoint Systems, Inc.	30,764
1,300	[2]	China Information Security Technology, Inc.	3,952
2,000	[2,4]	China Security & Surveillance Technology, Inc.	13,560
1,860	[2]	Chordiant Software, Inc.	5,952
3,480	[2]	Ciber, Inc.	11,240
3,800	[2]	Cirrus Logic, Inc.	17,670
2,700	[2]	Cogent, Inc.	30,618
2,600		Cognex Corp.	36,582
1,700	[2]	Cogo Group, Inc.	13,906
1,500	[2]	Coherent, Inc.	28,500
1,421		Cohu, Inc.	13,869
2,800	[2]	Commvault Systems, Inc.	34,860
1,000	[2]	Compellent Technologies, Inc.	11,160
1,775	[2]	Comtech Telecommunications Corp.	59,409
1,500	[2]	Comverge, Inc.	11,505
2,800	[2]	Concur Technologies, Inc.	75,796
1,300	[2]	Constant Contact, Inc.	20,709
1,900	[2]	Cray, Inc.	7,980
4,422	[2]	Cybersource Corp.	64,605
2,000	[2]	Cymer, Inc.	56,820
1,200	[2]	DG Fastchannel, Inc.	27,996
1,518	[2]	DSP Group, Inc.	9,548
1,200	[2]	DTS, Inc.	31,980
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,100		Daktronics, Inc.	$18,984
2,200	[2]	Data Domain, Inc.	36,476
2,600	[2]	DealerTrack Holdings, Inc.	39,468
500	[2]	Deltek, Inc.	2,060
500		Deltek Non Transferable SU, Rights	254
1,400	[2]	DemandTec, Inc.	10,108
900	[2]	Dice Holdings, Inc.	3,546
1,500	[2]	Digi International, Inc.	10,905
342	[2]	Digimarc Corp.	3,406
2,400	[2]	Digital River, Inc.	92,208
1,912	[2]	Diodes, Inc.	28,451
1,500	[2]	DivX, Inc.	7,695
1,200	[2]	Double-Take Software, Inc.	9,744
4,800	[2]	EMCORE Corp.	5,952
1,000	[2]	EMS Technologies, Inc.	19,050
2,250	[2]	EPIQ Systems, Inc.	34,808
7,100	[2]	EarthLink Network, Inc.	53,818
400	[2]	Ebix, Inc.	11,120
1,900	[2]	Echelon Corp.	15,124
1,579		Electro Rent Corp.	15,111
1,739	[2]	Electro Scientific Industries, Inc.	14,955
3,400	[2]	Electronics for Imaging, Inc.	33,388
5,200	[2]	Elixir Gaming Technologies, Inc.	572
5,500	[2]	Emulex Corp.	57,585
6,926	[2]	Entegris, Inc.	10,250
200	[2]	Entropic Communications, Inc.	366
4,200	[2]	Entrust Technologies, Inc.	8,190
3,800	[2]	Epicor Software Corp.	20,976
3,050	[2]	Euronet Worldwide, Inc.	49,349
2,244	[2]	Exar Corp.	13,801
1,000	[2]	Exlservice Holding, Inc.	9,310
6,300	[2]	Extreme Networks, Inc.	11,088
2,331	[2]	FEI Co.	40,047
3,100		Fair Isaac & Co., Inc.	52,142
2,573	[2]	FalconStor Software, Inc.	9,520
1,100	[2]	Faro Technologies, Inc.	16,676
26,135	[2]	Finisar Corp.	17,249
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,200	[2]	FormFactor, Inc.	$55,776
1,041	[2]	Forrester Research, Inc.	26,452
1,500	[2]	GSI Commerce, Inc.	21,315
3,841	[2]	Gartner Group, Inc., Class A	51,892
1,300	[2]	Gerber Scientific, Inc.	5,135
1,500		Gevity HR, Inc.	5,940
2,600	[2]	Global Cash Access LLC	15,782
1,400	[2]	Globecomm Systems, Inc.	9,520
700	[2]	Guidance Software, Inc.	2,576
1,500	[2]	HSW International, Inc.	345
2,800	[2]	Hackett Group, Inc.	6,300
6,100	[2]	Harmonic Lightwaves, Inc.	44,713
1,500	[2]	Harris Stratex Networks, Inc., Class A	6,030
1,600		Heartland Payment Systems, Inc.	12,864
4,800		Henry Jack & Associates, Inc.	86,496
1,300	[2]	Hittite Microwave Corp.	48,308
400	[2]	Hughes Communications, Inc.	7,668
1,560	[2]	Hutchinson Technology, Inc.	2,995
3,400	[2]	Hypercom Corp.	3,672
900	[2]	I2 Technologies, Inc.	8,028
800	[2]	ICX Technologies, Inc.	2,992
1,300	[2]	IGATE Capital Corp.	4,927
1,200	[2]	IPG Photonics Corp.	13,404
1,544	[2]	IXYS Corp.	14,730
1,900		Imation Corp.	19,000
1,900	[2]	Immersion Corp.	7,923
6,000	[2,4]	Infinera Corp.	50,640
1,924		InfoGroup, Inc.	7,792
2,200	[2]	InfoSpace.com, Inc.	14,586
5,700	[2]	Informatica Corp.	90,630
2,996	[2]	Insight Enterprises, Inc.	17,137
900	[2]	Integral Systems, Inc.	5,967
2,900	[2]	InterDigital, Inc.	76,328
800	[2]	Interactive Intelligence, Inc.	8,800
3,983	[2]	Intermec, Inc.	48,115
3,150	[2]	Internap Network Services Corp.	8,757
1,600	[2]	Internet Brands, Inc.	9,808
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,200	[2]	Internet Capital Group, Inc.	$11,946
1,400	[2]	Intevac, Inc.	9,646
1,800	[2]	Isilon Systems, Inc.	4,626
2,600	[2]	Ixia	14,976
1,693	[2]	JDA Software Group, Inc.	23,888
1,400	[2]	Kenexa Corp.	9,184
800	[2]	Keynote Systems, Inc.	6,168
4,200	[2]	Kopin Corp.	11,550
3,994	[2]	Kulicke & Soffa Industries	15,976
4,649	[2]	L-1 Identity Solutions, Inc.	34,031
8,331	[2]	LTX-Credence Corp.	4,082
7,100	[2]	Lattice Semiconductor Corp.	12,354
7,800	[2]	Lawson Software, Inc.	42,042
1,500	[2]	Limelight Networks, Inc.	7,350
1,000	[2]	Liquidity Services, Inc.	7,530
1,364	[2]	Littelfuse, Inc.	22,356
1,900	[2]	LoopNet, Inc.	16,321
700	[2]	Loral Space & Communications Ltd.	16,345
5,252	[2]	MICROS Systems Corp.	110,187
2,700	[2]	MIPS Technologies, Inc.	8,964
3,200	[2]	MKS Instruments, Inc.	50,080
9,590	[2]	MRV Communications, Inc.	4,411
2,800	[2]	MSC Software Corp.	17,192
1,100		MTS Systems Corp.	23,243
5,325	[2]	Macrovision Solutions Corp.	107,672
2,600	[2]	Magma Design Automation	4,628
1,300	[2]	ManTech International Corp., Class A	47,047
1,612	[2]	Manhattan Associates, Inc.	26,791
1,500		Marchex, Inc., Class B	6,780
3,071	[2]	Mattson Technology, Inc.	3,532
1,179		Maximus, Inc.	47,549
1,300	[2]	Maxwell Technologies, Inc.	13,312
900	[2]	Measurement Specialties, Inc.	6,111
5,900	[2]	Mentor Graphics Corp.	39,648
1,600	[2]	Mercadolibre, Inc.	43,728
1,447	[2]	Mercury Computer Systems, Inc.	11,750
2,486		Methode Electronics, Inc., Class A	14,966
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,100		Micrel, Inc.	$23,250
537	[2]	MicroStrategy, Inc., Class A	20,895
5,308	[2]	Microsemi Corp.	71,233
3,300	[2]	Microtune, Inc.	6,897
3,100	[2]	Moduslink Global Solutions, Inc.	11,470
1,700	[2]	Monolithic Power Systems	31,450
1,100	[2]	Monotype Imaging Holdings, Inc.	4,081
8,100	[2]	Move, Inc.	16,605
600	[2]	Multi-Fineline Electronix, Inc.	12,042
400	[2]	NCI, Inc.	9,744
2,300	[2]	NIC, Inc.	12,420
300	[2]	NVE Corp.	11,412
2,600	[2]	Ness Technologies, Inc.	9,594
3,200	[2]	Net 1 UEPS Technologies, Inc.	52,800
1,100	[2]	NetLogic Microsystems, Inc.	35,849
1,900	[2]	NetScout Systems, Inc.	17,081
500	[2]	NetSuite, Inc.	6,995
2,600	[2]	Netezza Corp.	21,034
2,300	[2]	Netgear, Inc.	36,823
1,100	[2]	Neutral Tandem, Inc.	31,460
2,400	[2]	Newport Corp.	11,976
3,300	[2]	Nextwave Wireless, Inc.	627
2,100	[2]	Novatel Wireless, Inc.	14,385
1,000	[2]	OPNET Technologies, Inc.	8,600
1,000	[2]	OSI Systems, Inc.	18,750
11,265	[2]	Oclaro, Inc.	11,152
4,284	[2]	Omniture, Inc.	52,779
3,300	[2]	Omnivision Technologies, Inc.	31,383
1,800	[2]	Online Resources Corp.	7,722
1,100	[2]	OpNext, Inc.	2,783
4,700	[2]	OpenTV Corp.	6,909
1,285	[2]	Oplink Communications, Inc.	14,186
1,700	[2]	Orbcomm, Inc.	2,176
400	[2]	PC Connections, Inc.	1,980
800	[2]	PC Mall, Inc.	5,120
1,400	[2]	PC-Tel, Inc.	6,818
1,700	[2]	PLX Technology, Inc.	5,763
		COMMON STOCKS--continued[1]
		Information Technology--continued
14,000	[2]	PMC-Sierra, Inc.	$110,880
900	[2]	PROS Holdings, Inc.	5,814
8,678	[2]	Palm, Inc.	91,032
7,420	[2]	Parametric Technology Corp.	82,733
1,292		Park Electrochemical Corp.	26,615
1,500	[2]	Parkervision, Inc.	4,200
900		Pegasystems, Inc.	15,723
1,900	[2]	Perficient, Inc.	13,243
1,584	[2]	Pericom Semiconductor Corp.	14,113
5,600	[2]	Perot Systems Corp.	78,736
1,800	[2]	Phoenix Technology Ltd.	5,130
2,524	[2]	Photronics, Inc.	4,215
3,200		Plantronics, Inc.	40,768
2,558	[2]	Plexus Corp.	56,660
5,500	[2]	Polycom, Inc.	102,520
1,800	[2]	Power Integrations, Inc.	38,340
8,300	[2]	Powerwave Technologies, Inc.	7,055
2,000	[2]	Presstek, Inc.	3,860
2,714	[2]	Progress Software Corp.	57,510
700		QAD, Inc.	1,862
1,100		Quality Systems, Inc.	58,982
12,200	[2]	Quantum Corp. - DLT & Storage Systems	12,810
4,200	[2]	Quest Software, Inc.	61,026
17,082	[2]	RF Micro Devices, Inc.	36,043
1,900	[2]	Rackable Systems, Inc.	8,664
1,100	[2]	Rackspace Hosting, Inc.	10,109
1,449	[2]	RadiSys Corp.	10,389
1,800	[2]	Radiant Systems, Inc.	13,266
6,000	[2]	RealNetworks, Inc.	14,760
579		Renaissance Learning, Inc.	5,558
1,700	[2]	RightNow Technologies, Inc.	12,835
600	[2]	Rimage Corp.	8,832
3,600	[2]	Riverbed Technology, Inc.	65,952
1,900	[2]	Rofin-Sinar Technologies, Inc.	40,489
1,116	[2]	Rogers Corp.	28,402
900	[2]	Rubicon Technology, Inc.	7,632
1,958	[2]	Rudolph Technologies, Inc.	10,240
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,100	[2]	S1 Corp.	$19,220
2,440	[2]	SAVVIS, Inc.	27,767
1,116	[2]	SPSS, Inc.	34,484
2,700	[2]	SRA International, Inc.	41,553
2,000	[2,4]	STEC, Inc.	19,200
6,900	[2]	Safeguard Scientifics, Inc.	6,279
34,400	[2]	Sanmina-SCI Corp.	19,264
5,700	[2]	Sapient Corp.	29,241
1,700	[2]	ScanSource, Inc.	42,007
1,800	[2]	SeaChange International, Inc.	11,286
1,443	[2]	Semitool, Inc.	6,854
4,000	[2]	Semtech Corp.	57,680
3,000	[2]	Shoretel, Inc.	14,970
3,800	[2]	SiRF Technology Holdings, Inc.	10,564
1,700	[2]	Sigma Designs, Inc.	21,964
4,706	[2]	Silicon Image, Inc.	12,800
5,500	[2]	Silicon Storage Technology	10,175
10,400	[2]	Skyworks Solutions, Inc.	91,936
2,800	[2]	Smart Modular Technologies (WWH), Inc.	6,888
1,800	[2]	Smith Micro Software, Inc.	15,480
3,600	[2]	Solera Holdings, Inc.	82,152
1,400	[2]	Sonic Solutions	3,080
3,564	[2]	Sonicwall, Inc.	19,353
13,200	[2]	Sonus Networks, Inc.	22,836
1,400	[2]	Sourcefire, Inc.	15,162
8,600	[2]	Spansion, Inc.	1,376
1,422	[2]	Standard Microsystems Corp.	22,553
1,900	[2]	Starent Networks Corp.	37,487
200	[2,3]	StorageNetworks, Inc.	0
1,300	[2]	Stratasys, Inc.	12,168
1,600	[2]	Successfactors, Inc.	13,936
1,500	[2]	Super Micro Computer, Inc.	7,830
731	[2]	Supertex, Inc.	18,801
3,300	[2]	Support.com, Inc.	7,425
1,300	[2]	Switch & Data Facilities Co.	15,041
5,000	[2]	Sybase, Inc.	169,800
12,400	[2]	Sycamore Networks, Inc.	36,580
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,900	[2]	Symmetricom, Inc.	$14,442
2,101	[2]	Symyx Technologies, Inc.	10,169
2,200	[2]	Synaptics, Inc.	71,456
1,400	[2]	Synchronoss Technologies, Inc.	18,592
1,200	[2]	Synnex Corp.	25,836
865		Syntel, Inc.	23,978
4,299	[2]	THQ, Inc.	14,703
1,500	[2]	TNS, Inc.	25,275
2,800	[2]	TTM Technologies	20,776
5,000	[2]	Take-Two Interactive Software, Inc.	45,400
800	[2]	TechTarget, Inc.	3,208
2,638		Technitrol, Inc.	10,737
900	[2]	Techwell, Inc.	6,633
4,200	[2]	Tekelec, Inc.	65,100
2,300	[2]	TeleCommunication Systems, Inc., Class A	22,563
2,400	[2]	TeleTech Holdings, Inc.	31,848
3,330	[2]	Terremark Worldwide, Inc.	12,954
3,100	[2]	Tessera Technologies, Inc.	43,524
1,900	[2]	The Knot, Inc.	17,233
1,300		TheStreet.com, Inc.	2,769
6,531	[2]	TiVo, Inc.	48,983
11,300	[2]	Tibco Software, Inc.	71,416
3,900	[2]	Trident Microsystems, Inc.	5,343
9,312	[2]	Triquint Semiconductor, Inc.	35,665
2,300	[2]	Tyler Technologies, Inc.	37,950
7,200	[2]	UTStarcom, Inc.	8,424
1,600	[2]	Ultimate Software Group, Inc.	29,968
1,200	[2]	Ultra Clean Holdings, Inc.	2,184
1,543	[2]	Ultratech, Inc.	20,861
700	[2]	Unica Corp.	3,353
4,949		United Online, Inc.	26,230
1,890	[2]	Universal Display Corp.	21,338
1,700	[2]	VASCO Data Security International, Inc.	11,764
5,630	[2]	ValueClick, Inc.	59,678
2,041	[2]	Veeco Instruments, Inc.	14,777
4,400	[2]	Verifone Holdings, Inc.	33,044
1,674	[2]	ViaSat, Inc.	38,485
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,610	[2]	Vignette Corp.	$13,299
2,800	[2]	VistaPrint Ltd.	96,180
1,100	[2]	Vocus, Inc.	18,700
1,700	[2]	Volterra Semiconductor Corp.	19,533
1,900		Web.com Group, Inc.	7,904
2,876	[2]	Websense, Inc.	51,279
4,400	[2]	Wind River Systems, Inc.	32,252
2,500	[2]	Wright Express Corp.	57,200
3,393	[2]	Zoran Corp.	30,333
900	[2]	Zygo Corp.	4,518
1,200	[2]	comScore, Inc.	15,312
2,900	[2]	j2 Global Communications, Inc.	69,571

		TOTAL	8,760,176

		Materials--3.9%
300	[2]	AEP Industries, Inc.	6,099
1,766		AMCOL International Corp.	34,225
2,700	[2]	Allied Nevada Gold Corp.	14,580
1,199		American Vanguard Corp.	15,335
1,593		Arch Chemicals, Inc.	38,519
1,125		Balchem Corp.	28,001
2,300	[2]	Boise, Inc.	1,978
1,355	[2]	Brush Engineered Materials, Inc.	22,927
2,590	[2]	Buckeye Technologies, Inc.	13,339
400	[2]	Bway Holding Co.	3,728
3,451	[2]	Calgon Carbon Corp.	58,598
1,100		Castle (A.M.) & Co.	10,659
600	[2]	China Direct Inc.	720
1,300	[2]	China Precision Steel, Inc.	2,028
716		Clearwater Paper Corp.	10,898
42,300	[2,4]	Coeur d’Alene Mines Corp.	58,374
2,000		Compass Minerals International, Inc.	96,440
692		Deltic Timber Corp.	29,161
7,800	[2]	Endeavour International Corp.	12,402
3,001		Ferro Corp.	8,313
1,600	[2]	Flotek Industries, Inc.	3,312
3,172		Fuller (H.B.) Co.	56,018
4,400	[2]	General Moly, Inc.	6,688
		COMMON STOCKS--continued[1]
		Materials--continued
800	[2,4]	General Steel Holdings, Inc.	$4,656
600	[2]	Gentek, Inc.	11,454
2,957		Glatfelter (P.H.) Co.	26,258
4,700	[2]	Grace (W.R.) & Co.	41,501
8,900	[2]	Graphic Packaging Holding Co.	15,308
800	[2]	Haynes International, Inc.	18,064
2,800	[2]	Headwaters, Inc.	7,056
14,100	[2]	Hecla Mining Co.	34,827
2,300	[2]	Horsehead Holding Corp.	16,422
1,900	[2]	ICO, Inc.	4,693
600		Innophos Holdings, Inc.	8,898
1,500		Innospec, Inc.	11,790
1,000		Kaiser Aluminum Corp.	29,540
1,400	[2]	Kapstone Paper and Packaging Corp.	3,990
1,300		Koppers Holdings, Inc.	24,648
1,200	[2]	LSB Industries, Inc.	14,376
1,300	[2]	Landec Corp.	8,788
6,700	[2]	Louisiana-Pacific Corp.	27,269
1,900	[2]	Mercer International, Inc.	1,083
1,263		Minerals Technologies, Inc.	46,971
1,759		Myers Industries, Inc.	17,643
422		NL Industries, Inc.	5,110
1,000		Neenah Paper, Inc.	5,010
900		Newmarket Corp.	56,700
600	[2]	Northwest Pipe Co.	22,758
2,000	[2]	OM Group, Inc.	55,720
4,623		Olin Corp.	58,250
600		Olympic Steel, Inc.	11,004
700		Penford Corp.	3,129
6,042	[2]	Polyone Corp.	16,555
700		Quaker Chemical Corp.	8,190
1,477	[2]	RTI International Metals	19,216
2,504		Rock-Tenn Co.	94,551
2,700	[2]	Rockwood Holdings, Inc.	33,210
2,200		Royal Gold, Inc.	79,552
1,759		Schulman (A.), Inc.	27,599
993		Schweitzer-Mauduit International, Inc.	22,809
		COMMON STOCKS--continued[1]
		Materials--continued
3,063		Sensient Technologies Corp.	$71,613
1,800	[2,4]	Shengdatech, Inc.	6,516
1,600		Silgan Holdings, Inc.	74,384
6,100	[2]	Solutia, Inc.	22,936
1,947		Spartech Corp.	7,652
330		Stepan Co.	13,058
2,590	[2]	Stillwater Mining Co.	11,681
600	[2]	Sutor Technology Group, Ltd.	1,350
1,506		Texas Industries, Inc.	48,162
2,100	[2]	U.S. Concrete, Inc.	4,158
100	[2]	United States Lime & Minerals, Inc.	3,875
400	[2]	Universal Stainless & Alloy	5,360
1,000		Verso Paper Corporation	1,050
2,895		Wausau-Mosinee Paper Corp.	25,273
1,200		Westlake Chemical Corp.	22,440
4,200		Worthington Industries, Inc.	62,580
1,338		Zep, Inc.	18,103
1,800	[2]	Zoltek Cos., Inc.	14,166

		TOTAL	1,841,297

		Telecommunication Services--1.2%
2,800		Alaska Communications Systems Holdings, Inc.	16,884
3,500	[2]	Aruba Networks, Inc.	16,415
500		Atlantic Telephone Network, Inc.	11,040
1,600	[2]	Cbeyond Communications, Inc.	32,608
4,127	[2]	Centennial Communication Corp., Class A	34,130
15,100	[2]	Cincinnati Bell, Inc.	42,129
3,000	[2]	Cogent Communications Group, Inc.	25,320
1,350		Consolidated Communications Holdings, Inc.	15,188
5,644		FairPoint Communications, Inc.	5,870
6,250	[2]	FiberTower Corp.	2,436
2,976	[2]	General Communications, Inc., Class A	22,796
1,800	[2]	Global Crossing Ltd.	13,068
3,100	[2]	Globalstar, Inc.	2,015
6,500	[2]	ICO Global Communications Holdings Ltd.	3,575
933		IDT Corp.	1,269
2,100		Iowa Telecommunication Services, Inc.	27,678
1,900		NTELOS Holdings Corp.	30,362
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
7,720	[2]	PAETEC Holding Corp.	$23,700
4,000	[2]	Premiere Global Services, Inc.	42,160
1,400		Shenandoah Telecommunications Co.	27,482
3,300	[2]	Syniverse Holdings, Inc.	41,580
9,450	[2]	TW Telecom, Inc.	86,846
3,500	[2]	TerreStar Corporation	1,785
1,340	[2]	USA Mobility, Inc.	14,901
2,000	[2]	Virgin Mobile USA, Inc.	4,100
3,200	[2]	Vonage Holdings Corp.	1,216
1,800	[2]	iBasis, Inc.	1,890
1,100	[2]	iPCS, Inc.	15,972

		TOTAL	564,415

		Utilities--3.9%
1,800		Allete, Inc.	46,872
1,079		American States Water Co.	37,258
3,485		Avista Corp.	52,449
2,500		Black Hills Corp.	49,700
1,004		CH Energy Group, Inc.	44,618
700	[2]	Cadiz, Inc.	4,235
1,227		California Water Service Group	47,890
600		Central VT Public Service Corp.	10,296
500		Chesapeake Utilities Corp.	14,645
3,880		Cleco Corp.	81,829
600		Connecticut Water Service, Inc.	12,444
900		Consolidated Water Co.	12,069
2,915	[2]	El Paso Electric Co.	40,227
2,161		Empire Distribution Electric Co.	32,350
3,200		ITC Holdings Corp.	139,296
2,900		Idacorp, Inc.	69,513
1,397		Laclede Group, Inc.	48,448
1,442		MGE Energy, Inc.	44,241
900		Middlesex Water Co.	12,690
2,900		NICOR, Inc.	93,206
2,681		New Jersey Resources Corp.	88,259
1,696		Northwest Natural Gas Co.	69,366
2,300		Northwestern Corp.	48,116
1,200		Ormat Technologies, Inc.	42,240
		COMMON STOCKS--continued[1]
		Utilities--continued
5,600		PNM Resources, Inc.	$47,712
4,700		Piedmont Natural Gas, Inc.	114,774
4,700		Portland General Electric Co.	85,869
864		SJW Corp.	21,773
1,964		South Jersey Industries, Inc.	68,170
2,778		Southwest Gas Corp.	56,143
1,371		Southwest Water Co.	7,870
1,300	[2]	Synthesis Energy Systems, Inc.	962
3,700	[2]	U.S. Geothermal, Inc.	3,219
1,641		UIL Holdings Corp.	37,891
2,206		UniSource Energy Corp.	58,062
3,200		WGL Holdings, Inc.	99,648
6,600		Westar Energy, Inc.	115,698

		TOTAL	1,860,048

		TOTAL COMMON STOCKS (IDENTIFIED COST $56,807,393)	46,926,978

		WARRANTS--0.0%
		Energy--0.0%
20		Greenhunter Energy, Inc.	24
		Information Technology--0.0%
79	[2]	Lantronix, Inc.	3

		TOTAL WARRANTS (IDENTIFIED COST $0)	27

		PREFERRED STOCK--0.0%
		Consumer Staples--0.0%
76	[3]	Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0

		MUTUAL FUND--3.2%
1,537,772	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	1,537,772

		TOTAL INVESTMENTS--101.4% (IDENTIFIED COST $58,373,897)[8]	48,464,777

		OTHER ASSETS AND LIABILITIES - NET--(1.4)%[9]	(687,384)

		TOTAL NET ASSETS--100%	$47,777,393

At April 30, 2009, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

[2]Russell 2000 Mini Index Long Futures	26	$1,265,420	June 2009	$260,987

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities -- Net”.

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $1,265,420 at April 30, 2009, which represents 2.6% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the Russell 2000 Index is 100.2%.

2 Non-income producing security.

3 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated company.

6 7-Day net yield.

7 All or a portion of this security is held as collateral for securities lending.

8 Also represents cost for federal tax purposes.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 -- Quoted Prices and Investments in Mutual Funds	$48,464,480	$260,987

Level 2 -- Other Significant Observable Inputs	281	--

Level 3 -- Significant Unobservable Inputs	16	--

TOTAL	$48,464,777	$260,987

* Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of November 1, 2008	$--
Net purchases (sales)[1]	--
Change in unrealized depreciation	68,316
Realized loss	(68,300)

Balance as of April 30, 2009	$16

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2009.	$16

1 Shares acquired in connection with a spinoff were recorded at zero cost.

The following acronym is used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $1,537,772 in an affiliated issuer (Note 5) and $599,355 of securities loaned (identified cost $58,373,897)		$48,464,777
Cash		2,808
Restricted cash		284,500
Income receivable		31,259
Receivable for investments sold		139,069
Receivable for shares sold		13,970

TOTAL ASSETS		48,936,383

Liabilities:
Payable for investments purchased	$137,400
Payable for shares redeemed	291,224
Payable for collateral due to broker for securities lending	666,966
Payable for Directors’/Trustees’ fees	474
Payable for distribution services fee (Note 5)	6,211
Payable for shareholder services fee (Note 5)	8,486
Payable for daily variation margin	5,460
Accrued expenses	42,769

TOTAL LIABILITIES		1,158,990

Net assets for 5,704,532 shares outstanding		$47,777,393

Net Assets Consist of:
Paid-in capital		$61,025,983
Net unrealized depreciation of investments and futures contracts		(9,648,133)
Accumulated net realized loss on investments and futures contracts		(3,648,533)
Undistributed net investment income		48,076

TOTAL NET ASSETS		$47,777,393

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($37,042,446 ÷ 4,374,470 shares outstanding), no par value, unlimited shares authorized		$8.47

Class C Shares:
Net asset value per share ($10,734,947 ÷ 1,330,062 shares outstanding), no par value, unlimited shares authorized		$8.07

Offering price per share		$8.07

Redemption proceeds per share (99.00/100 of $8.07)		$7.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $24,220 received from an affiliated issuer and net of foreign taxes withheld of $129)			$399,929
Interest (including income on securities loaned of $34,866)			35,165

TOTAL INCOME			435,094

Expenses:
Management fee (Note 5)		$112,548
Custodian fees		34,004
Transfer and dividend disbursing agent fees and expenses		62,610
Directors’/Trustees’ fees		2,120
Auditing fees		11,158
Legal fees		3,676
Portfolio accounting fees		79,466
Distribution services fee--Class C Shares (Note 5)		36,855
Shareholder services fee--Institutional Shares (Note 5)		35,882
Shareholder services fee--Class C Shares (Note 5)		12,285
Account administration fee--Institutional Shares		4,527
Share registration costs		15,334
Printing and postage		22,952
Insurance premiums		2,324
Miscellaneous		5,312

TOTAL EXPENSES		441,053

Waiver and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(112,548)
Reimbursement of shareholder services fee--Institutional Shares	(19,294)
Reimbursement of other operating expenses	(47,498)

TOTAL WAIVER AND REIMBURSEMENTS		(179,340)

Net expenses			261,713

Net investment income			173,381

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,008,060)
Net realized loss on futures contracts			(2,091,795)
Net change in unrealized depreciation of investments			(3,373,325)
Net change in unrealized depreciation of futures contracts			1,287,600

Net realized and unrealized loss on investments and futures contracts			(5,185,580)

Change in net assets resulting from operations			$(5,012,199)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$173,381	$298,380
Net realized gain (loss) on investments and futures contracts	(3,099,855)	5,457,382
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,085,725)	(38,172,263)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,012,199)	(32,416,501)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(378,834)	(539,412)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(3,176,847)	(5,737,090)
Class C Shares	(892,026)	(1,557,218)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,447,707)	(7,833,720)

Share Transactions:
Proceeds from sale of shares	9,551,390	21,127,526
Net asset value of shares issued to shareholders in payment of distributions declared	3,730,452	6,929,902
Cost of shares redeemed	(11,047,531)	(34,863,528)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,234,311	(6,806,100)

Change in net assets	(7,225,595)	(47,056,321)

Net Assets:
Beginning of period	55,002,988	102,059,309

End of period (including undistributed net investment income of $48,076 and $253,529, respectively)	$47,777,393	$55,002,988

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks, that are ranked in terms of capitalization, below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the U.S. equity market. This group of stocks is known as the Russell 2000® Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the Russell 2000® Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2009, the Fund had a net realized loss on futures contracts of $2,091,795.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$599,355	$666,966

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	920,489	$7,552,375	1,210,374	$15,926,542
Shares issued to shareholders in payment of distributions declared	340,711	2,851,817	385,337	5,407,012
Shares redeemed	(1,130,422)	(9,076,149)	(2,097,441)	(27,516,305)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	130,778	$1,328,043	(501,730)	$(6,182,751)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	266,676	$1,999,015	409,734	$5,200,984
Shares issued to shareholders in payment of distributions declared	110,520	878,635	114,589	1,522,890
Shares redeemed	(267,594)	(1,971,382)	(586,142)	(7,347,223)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	109,602	$906,268	(61,819)	$(623,349)

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	240,380	$2,234,311	(563,549)	$(6,806,100)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $58,373,897. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $9,909,120. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,309,096 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,218,216.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund’s manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Manager voluntarily waived $111,138 of its fee and voluntarily reimbursed $47,498 of other operating expenses.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $13,228 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC did not retain any CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $19,294 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.98% and 1.86%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Manager and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Manager reimbursed $1,410. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income

Prime Value Obligations Fund, Institutional Shares	4,935,924	10,725,344	14,123,496	1,537,772	$1,537,772	$24,220

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$2,099,474

Sales	$1,448,401

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund’s net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund’s net assets or results of operations.

10. SUBSEQUENT EVENT

On May 15, 2009, the Trustees of the Trust approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about September 11, 2009.

Evaluation and Approval of Advisory
Contract -- May 2008

FEDERATED MINI-CAP INDEX FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory and subadvisory contracts at meetings held in May 2008. The Board’s decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser’s customary fee schedules was included in the materials furnished by the subadviser in connection with the Board’s review. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory and subadvisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s and subadviser’s profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated’s and/or the subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s and subadviser’s investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated’s and the subadviser’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s and the subadviser’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that, for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E601
Cusip 31420E304

3052012 (6/09)

Federated is a registered mark of Federated Investors, Inc.
2009 © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009